UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Keeley Small Cap Fund

Class AAA - WESCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Small Cap Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WESCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class AAA	$133	1.25%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Keeley Small Cap Fund outperformed the Russell 2000 and Russell 2000 Value Indices. Small-cap stocks endured significant intra-year volatility as fiscal, monetary, and trade policy uncertainty created valuation dislocations and opportunities. As uncertainty eased, many of the Fund’s holdings sharply appreciated, particularly those with exposure to aerospace and defense and data center expansion trends. Top contributors this fiscal year included nLight, Inc., TTM Technologies, Inc. and Advanced Energy Industries, Inc. Detractors included Champion Homes, Inc., ATN International, Inc. and American Eagle Outfitters, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Keeley Small Cap Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000
9/16	12,108	11,547	11,881
9/17	14,906	13,942	14,323
9/18	16,348	16,067	15,659
9/19	15,440	14,638	14,369
9/20	13,884	14,695	12,231
9/21	23,208	21,702	20,048
9/22	19,776	16,602	16,502
9/23	22,182	18,085	17,795
9/24	27,062	22,924	22,401
9/25	30,574	25,391	24,166

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class AAA	12.98%	17.10%	11.82%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$70,557,056
  Number of Portfolio Holdings81
  Portfolio Turnover Rate47%
  Management Fees$397,949

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WESCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Keeley Small Cap Fund

Annual Shareholder Report - September 30, 2025

Class AAA - WESCX

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WESCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WESCX-25-ATSR

Keeley Small Cap Fund

Class C - WWSCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Small Cap Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class C	$212	2.00%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Keeley Small Cap Fund outperformed the Russell 2000 and Russell 2000 Value Indices. Small-cap stocks endured significant intra-year volatility as fiscal, monetary, and trade policy uncertainty created valuation dislocations and opportunities. As uncertainty eased, many of the Fund’s holdings sharply appreciated, particularly those with exposure to aerospace and defense and data center expansion trends. Top contributors this fiscal year included nLight, Inc., TTM Technologies, Inc. and Advanced Energy Industries, Inc. Detractors included Champion Homes, Inc., ATN International, Inc. and American Eagle Outfitters, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Keeley Small Cap Fund - Class C	Keeley Small Cap Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	12,024	11,924	11,547	11,881
9/17	14,698	14,456	13,942	14,323
9/18	15,990	15,583	16,067	15,659
9/19	14,998	14,469	14,638	14,369
9/20	13,375	12,775	14,695	12,231
9/21	22,196	21,072	21,702	20,048
9/22	18,781	17,652	16,602	16,502
9/23	20,902	19,469	18,085	17,795
9/24	25,311	23,381	22,924	22,401
9/25	28,373	25,975	25,391	24,166

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class C	12.10%	16.23%	10.99%
Keeley Small Cap Fund - Class C (includes sales charge)	11.10%	16.23%	10.99%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$70,557,056
  Number of Portfolio Holdings81
  Portfolio Turnover Rate47%
  Management Fees$397,949

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Keeley Small Cap Fund

Annual Shareholder Report - September 30, 2025

Class C - WWSCX

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSCX-25-ATSR

Keeley Small Cap Fund

Class I - WWSIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Small Cap Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class I	$107	1.00%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Keeley Small Cap Fund outperformed the Russell 2000 and Russell 2000 Value Indices. Small-cap stocks endured significant intra-year volatility as fiscal, monetary, and trade policy uncertainty created valuation dislocations and opportunities. As uncertainty eased, many of the Fund’s holdings sharply appreciated, particularly those with exposure to aerospace and defense and data center expansion trends. Top contributors this fiscal year included nLight, Inc., TTM Technologies, Inc. and Advanced Energy Industries, Inc. Detractors included Champion Homes, Inc., ATN International, Inc. and American Eagle Outfitters, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Keeley Small Cap Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
09/15	10,000	10,000	10,000
09/16	12,147	11,547	11,881
09/17	14,990	13,942	14,323
09/18	16,473	16,067	15,659
09/19	15,605	14,638	14,369
09/20	14,064	14,695	12,231
09/21	23,565	21,702	20,048
09/22	20,140	16,602	16,502
09/23	22,639	18,085	17,795
09/24	27,685	22,924	22,401
09/25	31,365	25,391	24,166

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class I	13.29%	17.40%	12.11%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$70,557,056
  Number of Portfolio Holdings81
  Portfolio Turnover Rate47%
  Management Fees$397,949

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Keeley Small Cap Fund

Annual Shareholder Report - September 30, 2025

Class I - WWSIX

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSIX-25-ATSR

Keeley Small Cap Fund

Class A - WWSAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Keeley Small Cap Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class A	$133	1.25%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Keeley Small Cap Fund outperformed the Russell 2000 and Russell 2000 Value Indices. Small-cap stocks endured significant intra-year volatility as fiscal, monetary, and trade policy uncertainty created valuation dislocations and opportunities. As uncertainty eased, many of the Fund’s holdings sharply appreciated, particularly those with exposure to aerospace and defense and data center expansion trends. Top contributors this fiscal year included nLight, Inc., TTM Technologies, Inc. and Advanced Energy Industries, Inc. Detractors included Champion Homes, Inc., ATN International, Inc. and American Eagle Outfitters, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Keeley Small Cap Fund - Class A	Keeley Small Cap Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	12,088	11,605	11,547	11,881
9/17	14,841	14,247	13,942	14,323
9/18	16,233	15,584	16,067	15,659
9/19	15,300	14,688	14,638	14,369
9/20	13,717	13,169	14,695	12,231
9/21	22,922	22,005	21,702	20,048
9/22	19,535	18,754	16,602	16,502
9/23	21,912	21,036	18,085	17,795
9/24	26,735	25,666	22,924	22,401
9/25	30,200	28,992	25,391	24,166

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class A	12.96%	17.10%	11.69%
Keeley Small Cap Fund - Class A (includes sales charge)	8.44%	16.14%	11.23%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

Fund Statistics

  Total Net Assets$70,557,056
  Number of Portfolio Holdings81
  Portfolio Turnover Rate47%
  Management Fees$397,949

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.8%
AAR Corp.	3.6%
IMAX Corp.	3.2%
OPENLANE Inc.	2.9%
TTM Technologies Inc.	2.9%
Flowserve Corp.	2.5%
Ethan Allen Interiors Inc.	2.5%
Advanced Energy Industries Inc.	2.4%
Advance Auto Parts Inc.	2.3%
Heidrick & Struggles International Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	97.3%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Other Industry sectors	41.2%
Other Assets and Liabilities (Net)	0.1%

Keeley Small Cap Fund

Annual Shareholder Report - September 30, 2025

Class A - WWSAX

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the TETON Westwood SmallCap Equity Fund was renamed the Keeley Small Cap Fund.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSAX-25-ATSR

TETON Westwood Balanced Fund

Class AAA - WEBAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2024 to September 30, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$147	1.43%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000
9/16	10,855	11,543	11,194	10,586
9/17	11,978	13,691	12,425	10,585
9/18	13,094	16,143	13,729	10,440
9/19	13,937	16,829	14,547	11,622
9/20	13,913	19,379	16,453	12,555
9/21	16,269	25,193	19,388	12,413
9/22	14,096	21,295	16,747	10,557
9/23	15,445	25,899	18,873	10,656
9/24	18,568	35,314	23,196	11,861
9/25	19,535	41,529	26,192	12,177

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class AAA	5.21%	7.02%	6.93%
S&P 500 Index	17.60%	16.47%	15.30%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	11.63%	9.64%	9.98%
Bloomberg US Government / Credit Bond Index	2.67%	(0.61)%	1.99%

Fund Statistics

  Total Net Assets$34,038,264
  Number of Portfolio Holdings108
  Portfolio Turnover Rate77%
  Management Fees$264,052

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2025

Class AAA - WEBAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBAX-25-ATSR

TETON Westwood Balanced Fund

Class C - WBCCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2024 to September 30, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$223	2.18%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000	10,000
9/16	10,779	10,679	11,543	11,194	10,586
9/17	11,816	11,599	13,691	12,425	10,585
9/18	12,825	12,474	16,143	13,729	10,440
9/19	13,540	13,045	16,829	14,547	11,622
9/20	13,412	12,792	19,379	16,453	12,555
9/21	15,562	14,715	25,193	19,388	12,413
9/22	13,379	12,525	21,295	16,747	10,557
9/23	14,540	13,486	25,899	18,873	10,656
9/24	17,363	15,970	35,314	23,196	11,861
9/25	18,136	16,521	41,529	26,192	12,177

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class C	4.45%	6.22%	6.13%
TETON Westwood Balanced Fund - Class C (includes sales charge)	3.45%	6.22%	6.13%
S&P 500 Index	17.60%	16.47%	15.30%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	11.63%	9.64%	9.98%
Bloomberg US Government / Credit Bond Index	2.67%	(0.61)%	1.99%

Fund Statistics

  Total Net Assets$34,038,264
  Number of Portfolio Holdings108
  Portfolio Turnover Rate77%
  Management Fees$264,052

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2025

Class C - WBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBCCX-25-ATSR

TETON Westwood Balanced Fund

Class I - WBBIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2024 to September 30, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$121	1.18%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000
9/16	10,884	11,543	11,194	10,586
9/17	12,051	13,691	12,425	10,585
9/18	13,209	16,143	13,729	10,440
9/19	14,084	16,829	14,547	11,622
9/20	14,097	19,379	16,453	12,555
9/21	16,530	25,193	19,388	12,413
9/22	15,084	21,295	16,747	10,557
9/23	16,571	25,899	18,873	10,656
9/24	19,960	35,314	23,196	11,861
9/25	21,071	41,529	26,192	12,177

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class I	5.57%	7.30%	7.21%
S&P 500 Index	17.60%	16.47%	15.30%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	11.63%	9.64%	9.98%
Bloomberg US Government / Credit Bond Index	2.67%	(0.61)%	1.99%

Fund Statistics

  Total Net Assets$34,038,264
  Number of Portfolio Holdings108
  Portfolio Turnover Rate77%
  Management Fees$264,052

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2025

Class I - WBBIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBBIX-25-ATSR

TETON Westwood Balanced Fund

Class A - WEBCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2024 to September 30, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$147	1.43%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Westwood Balanced Fund trailed its blended benchmark. Stocks gained through the period, rallying from a market low in early April. Bonds started a rally in January, after inflation data provided support to potential Fed rate cuts in 2025, pushing bond prices higher. In the portfolio, our exposure to equities overall was beneficial, but security selection was a detractor, especially in the Information Technology and Industrials sectors. Our fixed income holdings were a positive factor, supported by investment grade and high yield corporate bonds; our longer-duration Treasuries gained as rates declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
9/15	10,000	10,000	10,000	10,000	10,000
9/16	10,824	10,392	11,543	11,194	10,586
9/17	11,921	11,445	13,691	12,425	10,585
9/18	13,004	12,485	16,143	13,729	10,440
9/19	13,801	13,250	16,829	14,547	11,622
9/20	13,741	13,192	19,379	16,453	12,555
9/21	16,059	15,417	25,193	19,388	12,413
9/22	13,915	13,359	21,295	16,747	10,557
9/23	15,242	14,633	25,899	18,873	10,656
9/24	18,333	17,601	35,314	23,196	11,861
9/25	19,289	18,518	41,529	26,192	12,177

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class A	5.21%	7.02%	6.79%
TETON Westwood Balanced Fund - Class A (includes sales charge)	0.97%	6.14%	6.36%
S&P 500 Index	17.60%	16.47%	15.30%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	11.63%	9.64%	9.98%
Bloomberg US Government / Credit Bond Index	2.67%	(0.61)%	1.99%

Fund Statistics

  Total Net Assets$34,038,264
  Number of Portfolio Holdings108
  Portfolio Turnover Rate77%
  Management Fees$264,052

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	4.6%
NVIDIA Corp.	4.6%
Amazon.com Inc.	4.0%
Apple Inc.	3.6%
Abbott Laboratories	1.6%
Meta Platforms Inc.	1.6%
McKesson Corp.	1.4%
Broadcom Inc.	2.1%
U.S. Treasury Bonds	3.0%
U.S. Treasury Notes	3.8%

Portfolio Weighting (% of net assets)

Common Stocks	61.1%
Corporate Bonds	24.9%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Convertible Corporate Bonds	2.7%
Mandatory Convertible Securities	0.9%
Foreign Government Obligations	0.9%
Other Assets and Liabilities (Net)	(3.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Other Investment Companies	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(3.7)%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2025

Class A - WEBCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBCX-25-ATSR

TETON Convertible Securities Fund

Class AAA - WESRX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$130	1.16%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000
9/16	11,039	11,543	10,908
9/17	12,600	13,691	12,468
9/18	14,412	16,143	13,991
9/19	15,145	16,829	14,552
9/20	17,538	19,379	19,093
9/21	21,130	25,193	24,306
9/22	16,104	21,295	19,443
9/23	16,401	25,899	20,900
9/24	18,318	35,314	23,968
9/25	22,839	41,529	28,666

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class AAA	24.68%	5.42%	8.61%
S&P 500 Index	17.60%	16.47%	15.30%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	19.60%	8.46%	13.80%

Fund Statistics

  Total Net Assets$13,292,474
  Number of Portfolio Holdings76
  Portfolio Turnover Rate63%
  Management Fees$1,786

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

TETON Convertible Securities Fund

Annual Shareholder Report - September 30, 2025

Class AAA - WESRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESRX-25-ATSR

TETON Convertible Securities Fund

Class C - WEICX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$214	1.91%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000	10,000
9/16	10,955	10,855	11,543	10,908
9/17	12,408	12,186	13,691	12,468
9/18	14,089	13,715	16,143	13,991
9/19	14,695	14,168	16,829	14,552
9/20	16,889	16,142	19,379	19,093
9/21	20,190	19,135	25,193	24,306
9/22	15,279	14,336	21,295	19,443
9/23	15,442	14,345	25,899	20,900
9/24	17,122	15,762	35,314	23,968
9/25	21,178	19,339	41,529	28,666

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class C	23.69%	4.63%	7.79%
TETON Westwood Convertible Securities Fund - Class C (includes sales charge)	22.69%	4.63%	7.79%
S&P 500 Index	17.60%	16.47%	15.30%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	19.60%	8.46%	13.80%

Fund Statistics

  Total Net Assets$13,292,474
  Number of Portfolio Holdings76
  Portfolio Turnover Rate63%
  Management Fees$1,786

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

TETON Convertible Securities Fund

Annual Shareholder Report - September 30, 2025

Class C - WEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEICX-25-ATSR

TETON Convertible Securities Fund

Class I - WESIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$103	0.91%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000
9/16	11,056	11,543	10,908
9/17	12,660	13,691	12,468
9/18	14,532	16,143	13,991
9/19	15,306	16,829	14,552
9/20	17,759	19,379	19,093
9/21	21,451	25,193	24,306
9/22	16,398	21,295	19,443
9/23	16,734	25,899	20,900
9/24	18,731	35,314	23,968
9/25	23,426	41,529	28,666

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class I	25.07%	5.69%	8.88%
S&P 500 Index	17.60%	16.47%	15.30%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	19.60%	8.46%	13.80%

Fund Statistics

  Total Net Assets$13,292,474
  Number of Portfolio Holdings76
  Portfolio Turnover Rate63%
  Management Fees$1,786

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

TETON Convertible Securities Fund

Annual Shareholder Report - September 30, 2025

Class I - WESIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESIX-25-ATSR

TETON Convertible Securities Fund

Class A - WEIAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$131	1.16%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year, with a few moving sharply higher and becoming more equity sensitive as the market moved higher. As a result, relative performance was quite strong. Top contributors this year included companies involved in building and powering high performance computing as well as rare earths. Top detractors were companies involved in energy and software.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/15	10,000	10,000	10,000	10,000
9/16	11,006	10,568	11,543	10,908
9/17	12,523	12,025	13,691	12,468
9/18	14,304	13,735	16,143	13,991
9/19	14,992	14,396	16,829	14,552
9/20	17,311	16,622	19,379	19,093
9/21	20,850	20,021	25,193	24,306
9/22	15,895	15,263	21,295	19,443
9/23	16,181	15,538	25,899	20,900
9/24	18,066	17,348	35,314	23,968
9/25	22,531	21,636	41,529	28,666

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class A	24.72%	5.41%	8.46%
TETON Westwood Convertible Securities Fund - Class A (includes sales charge)	19.76%	4.56%	8.02%
S&P 500 Index	17.60%	16.47%	15.30%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	19.60%	8.46%	13.80%

Fund Statistics

  Total Net Assets$13,292,474
  Number of Portfolio Holdings76
  Portfolio Turnover Rate63%
  Management Fees$1,786

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.3%
CSG Systems International Inc.	3.3%
Liberty Media Corp.-Liberty Formula One	3.0%
Alibaba Group Holding Ltd.	2.8%
Parsons Corp.	2.6%
Hewlett Packard Enterprise Co.	2.6%
Digital Realty Trust LP	2.4%
Riot Platforms Inc.	2.3%
Uber Technologies Inc.	2.2%
Array Technologies Inc.	2.1%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	86.7%
Mandatory Convertible Securities	11.3%
Convertible Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Other Industry sectors	20.2%
Other Assets and Liabilities (Net)	1.9%

TETON Convertible Securities Fund

Annual Shareholder Report - September 30, 2025

Class A - WEIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIAX-25-ATSR

TETON Westwood Equity Fund

Class AAA - WESWX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$170	1.68%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000
9/16	11,143	11,543	11,620
9/17	12,994	13,691	13,377
9/18	14,832	16,143	14,641
9/19	15,698	16,829	15,227
9/20	15,019	19,379	14,461
9/21	19,073	25,193	19,524
9/22	17,405	21,295	17,306
9/23	19,185	25,899	19,805
9/24	23,227	35,314	25,302
9/25	23,893	41,529	27,691

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class AAA	2.87%	9.73%	9.10%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Fund Statistics

  Total Net Assets$42,314,496
  Number of Portfolio Holdings50
  Portfolio Turnover Rate75%
  Management Fees$431,803

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2025

Class AAA - WESWX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESWX-25-ATSR

TETON Westwood Equity Fund

Class C - WEQCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$246	2.43%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,059	10,959	11,543	11,620
9/17	12,797	12,572	13,691	13,377
9/18	14,502	14,121	16,143	14,641
9/19	15,225	14,684	16,829	15,227
9/20	14,458	13,804	19,379	14,461
9/21	18,206	17,246	25,193	19,524
9/22	16,495	15,468	21,295	17,306
9/23	18,040	16,763	25,899	19,805
9/24	21,695	19,991	35,314	25,302
9/25	22,184	20,241	41,529	27,691

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class C	2.25%	8.94%	8.29%
TETON Westwood Equity Fund - Class C (includes sales charge)	1.25%	8.94%	8.29%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Fund Statistics

  Total Net Assets$42,314,496
  Number of Portfolio Holdings50
  Portfolio Turnover Rate75%
  Management Fees$431,803

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2025

Class C - WEQCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEQCX-25-ATSR

TETON Westwood Equity Fund

Class I - WEEIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$145	1.43%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000
9/16	11,166	11,543	11,620
9/17	13,048	13,691	13,377
9/18	14,936	16,143	14,641
9/19	15,844	16,829	15,227
9/20	15,196	19,379	14,461
9/21	19,347	25,193	19,524
9/22	17,698	21,295	17,306
9/23	19,563	25,899	19,805
9/24	23,763	35,314	25,302
9/25	24,482	41,529	27,691

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class I	3.03%	10.01%	9.37%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Fund Statistics

  Total Net Assets$42,314,496
  Number of Portfolio Holdings50
  Portfolio Turnover Rate75%
  Management Fees$431,803

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2025

Class I - WEEIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEEIX-25-ATSR

TETON Westwood Equity Fund

Class A - WEECX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$170	1.68%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the TETON Equity Fund underperformed its benchmarks, the S&P 500 and the Russell 1000 Value Indexes. The stock market struggled to a bear market low in April, then rebounded as investors cheered the delay of global tariffs. Lower-quality and growth-oriented companies led the gains, but those companies generally do not meet our quality-value investment criteria. Our stock selections struggled in this environment, particularly those in the Information Technology and Industrials sectors, as our semiconductor selections lagged. Our selections in Consumer Discretionary and Materials did well.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/15	10,000	10,000	10,000	10,000
9/16	11,117	10,672	11,543	11,620
9/17	12,924	12,407	13,691	13,377
9/18	14,717	14,129	16,143	14,641
9/19	15,540	14,918	16,829	15,227
9/20	14,831	14,237	19,379	14,461
9/21	18,826	18,073	25,193	19,524
9/22	17,176	16,489	21,295	17,306
9/23	18,932	18,175	25,899	19,805
9/24	22,942	22,024	35,314	25,302
9/25	23,576	22,633	41,529	27,691

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class A	2.77%	9.71%	8.96%
TETON Westwood Equity Fund - Class A (includes sales charge)	(1.34)%	8.82%	8.51%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Fund Statistics

  Total Net Assets$42,314,496
  Number of Portfolio Holdings50
  Portfolio Turnover Rate75%
  Management Fees$431,803

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Alphabet Inc.	3.8%
Amazon.com Inc.	3.5%
Abbott Laboratories	2.5%
General Dynamics Corp.	2.5%
The Progressive Corp.	2.5%
Apple Inc.	2.5%
Meta Platforms Inc.	2.3%
McKesson Corp.	2.3%
O'Reilly Automotive Inc.	2.3%
Packaging Corp. of America	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Other Industry sectors	31.4%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2025

Class A - WEECX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEECX-25-ATSR

TETON Westwood Mighty Mites Fund

Class AAA - WEMMX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$156	1.49%

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000
9/16	11,498	11,547	11,044
9/17	14,306	13,942	13,456
9/18	14,933	16,067	15,801
9/19	13,738	14,638	13,075
9/20	12,546	14,695	13,590
9/21	18,666	21,702	21,243
9/22	14,814	16,602	13,480
9/23	16,903	18,085	13,433
9/24	19,900	22,924	15,691
9/25	21,796	25,391	20,007

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class AAA	9.53%	11.68%	8.10%
Russell 2000 Index	10.76%	11.56%	9.77%
Dow Jones U.S. Micro-Cap Total Stock Market Index	27.50%	8.05%	7.17%

Fund Statistics

  Total Net Assets$202,022,342
  Number of Portfolio Holdings282
  Portfolio Turnover Rate2%
  Management Fees$2,048,476

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2025

Class AAA - WEMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEMMX-25-ATSR

TETON Westwood Mighty Mites Fund

Class C - WMMCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$234	2.24%

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000	10,000
9/16	11,406	11,306	11,547	11,044
9/17	14,089	13,853	13,942	13,456
9/18	14,601	14,217	16,067	15,801
9/19	13,331	12,851	14,638	13,075
9/20	12,078	11,527	14,695	13,590
9/21	17,834	16,905	21,702	21,243
9/22	14,050	13,184	16,602	13,480
9/23	15,908	14,796	18,085	13,433
9/24	18,593	17,146	22,924	15,691
9/25	20,215	18,470	25,391	20,007

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class C	8.72%	10.85%	7.29%
TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	7.72%	10.85%	7.29%
Russell 2000 Index	10.76%	11.56%	9.77%
Dow Jones U.S. Micro-Cap Total Stock Market Index	27.50%	8.05%	7.17%

Fund Statistics

  Total Net Assets$202,022,342
  Number of Portfolio Holdings282
  Portfolio Turnover Rate2%
  Management Fees$2,048,476

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2025

Class C - WMMCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMCX-25-ATSR

TETON Westwood Mighty Mites Fund

Class I - WEIMX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$130	1.24%

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000
9/16	11,522	11,547	11,044
9/17	14,373	13,942	13,456
9/18	15,044	16,067	15,801
9/19	13,870	14,638	13,075
9/20	12,700	14,695	13,590
9/21	18,940	21,702	21,243
9/22	15,069	16,602	13,480
9/23	17,235	18,085	13,433
9/24	20,338	22,924	15,691
9/25	22,341	25,391	20,007

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class I	9.85%	11.96%	8.37%
Russell 2000 Index	10.76%	11.56%	9.77%
Dow Jones U.S. Micro-Cap Total Stock Market Index	27.50%	8.05%	7.17%

Fund Statistics

  Total Net Assets$202,022,342
  Number of Portfolio Holdings282
  Portfolio Turnover Rate2%
  Management Fees$2,048,476

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2025

Class I - WEIMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIMX-25-ATSR

TETON Westwood Mighty Mites Fund

Class A - WMMAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$156	1.49%

How did the Fund perform?

While the Mighty Mites portfolio benefited from strong performance in many industrials holdings, it lagged its benchmarks for the year as underweight positioning in technology companies detracted from relative performance and several core positions underperformed. As always, we assess our holdings based on our calculation of Private Market Value and believe that catalysts are in place in the coming year to narrow the large discounts we currently observe. Top contributors included Astronics Corp, Ducommun Inc. and Nathan's Famous Inc.  Detractors included Full House Resorts Inc, and Neogen Corp.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/15	10,000	10,000	10,000	10,000
9/16	11,464	11,006	11,547	11,044
9/17	14,231	13,661	13,942	13,456
9/18	14,818	14,226	16,067	15,801
9/19	13,595	13,051	14,638	13,075
9/20	12,384	11,888	14,695	13,590
9/21	18,420	17,683	21,702	21,243
9/22	14,620	14,035	16,602	13,480
9/23	16,682	16,014	18,085	13,433
9/24	19,631	18,846	22,924	15,691
9/25	21,505	20,645	25,391	20,007

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class A	9.55%	11.67%	7.96%
TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	5.17%	10.76%	7.52%
Russell 2000 Index	10.76%	11.56%	9.77%
Dow Jones U.S. Micro-Cap Total Stock Market Index	27.50%	8.05%	7.17%

Fund Statistics

  Total Net Assets$202,022,342
  Number of Portfolio Holdings282
  Portfolio Turnover Rate2%
  Management Fees$2,048,476

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Astronics Corp.	3.0%
Nathan's Famous Inc.	2.7%
Myers Industries Inc.	2.6%
Ducommun Inc.	2.2%
Full House Resorts Inc.	1.9%
L.B. Foster Co.	1.9%
Burnham Holdings Inc.	1.9%
Gencor Industries Inc.	1.8%
Gibraltar Industries Inc.	1.7%
Park-Ohio Holdings Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	99.5%
U.S. Government Obligations	0.3%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Other Industry sectors	41.9%
Other Assets and Liabilities (Net)	0.1%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2025

Class A - WMMAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMAX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $134,133 in 2024 and $136,815 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,505 in 2024 and $24,990 in 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $24,505 in 2024 and $24,990 in 2025.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Annual Report

September 30, 2025

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

Performance Discussion (Unaudited)

Mighty Mites Fund

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was 9.5%, compared with a total returns of 10.8% for the Russell 2000 Index and 27.5% for the Dow Jones U.S. Micro-Cap Total Stock Market Index, respectively.

Convertible Securities Fund

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 24.7%, compared with a total return of 17.6% and 19.6% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively.

Equity Fund

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was 2.9%, compared with a total return of 17.6% for the S&P 500 Index.

Balanced Fund

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was 5.2%, compared with a total return of 2.7% and 11.6%, for the Bloomberg Government/Credit Bond Index and the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Government/Credit Bond Index, respectively.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2025:

TETON Westwood Mighty Mites Fund

Financial Services	14.5%
Diversified Industrial	13.2%
Equipment and Supplies	5.7%
Electronics	5.6%
Aviation: Parts and Services	5.2%
Hotels and Gaming	4.9%
Health Care	4.8%
Building and Construction	4.1%
Machinery	3.8%
Food and Beverage	3.6%
Aerospace and Defense	3.5%
Automotive: Parts and Accessories	2.8%
Restaurants	2.8%
Real Estate	2.5%
Energy and Utilities: Water	2.4%
Consumer Products	2.2%
Manufactured Housing and Recreational Vehicles	1.9%
Broadcasting	1.7%
Automotive	1.7%
Computer Software and Services	1.5%
Retail	1.4%
Specialty Chemicals	1.3%
Business Services	1.2%
Energy and Utilities: Natural Gas	1.1%
Agriculture	0.9%
Metals and Mining	0.8%
Communications Equipment	0.7%
Telecommunications	0.7%
Energy and Utilities: Services	0.6%
Semiconductors	0.6%
Environmental Control	0.5%
Consumer Services	0.5%
Publishing	0.4%
U.S. Government Obligations	0.3%
Communications	0.2%
Educational Services	0.2%
Entertainment	0.1%
Paper and Forest Products	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

TETON Convertible Securities Fund

Computer Software and Services	19.0%
Health Care	17.4%
Financial Services	14.6%
Energy and Utilities: Services	10.9%
Real Estate Investment Trusts	6.0%
Energy and Utilities: Integrated	3.5%
Semiconductors	3.4%
Aerospace and Defense	3.1%
Entertainment	3.0%
Energy and Energy Services	2.8%
Retail	2.8%
Business Services	2.7%
Consumer Services	2.6%
Telecommunications	2.0%
Metals and Mining	1.8%
Equipment and Supplies	1.4%
Energy and Utilities: Natural Gas	0.7%
Diversified Industrial	0.4%
Other Assets and Liabilities (Net)	1.9%
100.0%

TETON Westwood Equity Fund

Financial Services	20.5%
Retail	10.8%
Computer Software and Services	10.7%
Health Care	8.9%
Commercial Services and Supplies	5.0%
Materials	4.4%
Energy: Integrated	4.2%
Diversified Industrial	4.1%
Energy: Oil	3.9%
Real Estate Investment Trusts	3.8%
Business Services	3.7%
Food and Beverage	3.1%
Aerospace and Defense	2.5%
Computer Hardware	2.5%
Telecommunications	2.0%
Energy and Energy Services	2.0%
Equipment and Supplies	1.9%
Entertainment	1.9%
Semiconductors	1.8%
Consumer Products	1.5%
Short Term Investment	0.8%
Other Assets and Liabilities (Net)	(0.0	)%**
	100.0%

**	Amount represents greater than (0.05)%.

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Balanced Fund

Financial Services	18.0%
Computer Software and Services	10.8%
Semiconductors	7.8%
U.S. Government Obligations	6.8%
Short Term Investment	6.4%
Health Care	6.3%
Computer Hardware	4.5%
Consumer Services	4.0%
Energy: Oil	4.0%
Diversified Industrial	3.7%
Retail	3.7%
Real Estate	3.2%
Food and Beverage	3.1%
Materials	2.7%
Aerospace and Defense	2.2%
Energy and Energy Services	2.0%
Energy: Integrated	1.9%
Business Services	1.9%
Electronics	1.5%
Telecommunication Services	1.4%
Commercial Services and Supplies	1.2%
Communications	0.9%
Foreign Government Obligations	0.9%
Transportation	0.7%
Automotive: Parts and Accessories	0.7%
Energy and Utilities: Water	0.6%
Telecommunications	0.6%
Equipment and Supplies	0.6%
Entertainment	0.6%
Consumer Products	0.5%
Energy and Utilities: Natural Gas	0.5%
Other Assets and Liabilities (Net)	(3.7)%
100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Aerospace and Defense — 3.5%
67,200	Allient Inc.	$1,575,321	$3,007,200
15,500	Avio SpA	195,097	973,581
136,700	Innovative Solutions and Support Inc.†	721,080	1,707,383
5,000	Kratos Defense & Security Solutions Inc.†	28,790	456,850
42,000	Park Aerospace Corp.	626,505	854,280
		3,146,793	6,999,294
	Agriculture — 0.9%
205	J.G. Boswell Co.	130,205	102,447
117,500	Limoneira Co.	2,065,872	1,744,875
8,374	S&W Seed Co.†	16,825	2,931
		2,212,902	1,850,253
	Automotive — 1.7%
8,000	Rush Enterprises Inc., Cl. A	52,923	427,760
43,500	Rush Enterprises Inc., Cl. B	380,830	2,497,770
43,200	Wabash National Corp.	81,507	426,384
		515,260	3,351,914
	Automotive: Parts and Accessories — 2.7%
45,928	Commercial Vehicle Group Inc.†	319,736	78,078
14,000	Dana Inc.	94,500	280,560
45,000	Garrett Motion Inc.	339,415	612,900
3,000	Modine Manufacturing Co.†	24,990	426,480
7,800	Motorcar Parts of America Inc.†	102,503	129,012
80,000	Puradyn Filter Technologies Inc.†	13,774	8
32,500	Standard Motor Products Inc.	362,342	1,326,650
35,500	Strattec Security Corp.†	720,346	2,416,130
20,200	Titan International Inc.†	86,140	152,712
		2,063,746	5,422,530
	Aviation: Parts and Services — 5.2%
110,000	Astronics Corp.†	1,189,486	5,017,100
23,896	Astronics Corp., Cl. B†	144,647	1,088,941
46,000	Ducommun Inc.†	482,041	4,421,980
		1,816,174	10,528,021
	Broadcasting — 1.7%
2,200	Beasley Broadcast Group Inc., Cl. A†	17,162	11,880
10,000	Corus Entertainment Inc., Cl. B†	3,402	647
30,280	Dish TV India Ltd., GDR†	22,113	3,028
236,740	Gray Media Inc.	246,379	1,368,357
87,000	Gray Media Inc., Cl. A	629,140	843,900
28,800	Sinclair Inc.	50,115	434,880
116,000	Townsquare Media Inc., Cl. A	742,941	779,520
		1,711,252	3,442,212
	Building and Construction — 4.1%
59,059	Armstrong Flooring Inc.†	10,195	6
54,500	Gibraltar Industries Inc.†	1,234,311	3,422,600
4,700	Granite Construction Inc.	106,388	515,355
400	Herc Holdings Inc.	9,496	46,664
7,500	INNOVATE Corp.†	67,233	36,675
6,000	MYR Group Inc.†	100,899	1,248,180
Shares		Cost	Market Value
12,750	The Monarch Cement Co.	$362,550	$2,981,332
		1,891,072	8,250,812
	Business Services — 1.2%
36,900	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	44,501
4,100	Du-Art Film Laboratories Inc., Voting†(a)	0	4,945
5,000	GDI Integrated Facility Services Inc.†	97,895	99,123
5,000	ICF International Inc.	261,732	464,000
28,500	OPENLANE Inc.†	150,236	820,230
10,000	Pursuit Attractions and Hospitality Inc.†	196,457	361,800
2,298,900	Trans-Lux Corp.†(b)	1,195,110	574,725
		1,901,430	2,369,324
	Communications — 0.2%
47,927	Entravision Communications Corp., Cl. A	119,827	111,670
20,000	Ooma Inc.†	276,807	239,800
		396,634	351,470
	Communications Equipment — 0.7%
58,000	Anterix Inc.†	1,494,085	1,245,260
5,000	Clearfield Inc.†	166,841	171,900
		1,660,926	1,417,160
	Computer Software and Services — 1.5%
40,000	3D Systems Corp.†	136,586	116,000
507,000	Alithya Group Inc., Cl. A†	1,141,252	638,820
4,000	Cardlytics Inc.†	41,253	9,720
45,000	DHI Group Inc.†	81,549	125,100
8,000	Digi International Inc.†	99,724	291,680
10,000	Materialise NV, ADR†	58,532	55,700
94,000	Mitek Systems Inc.†	443,174	918,380
8,000	Red Violet Inc.	198,232	418,000
1,000	Tyler Technologies Inc.†	16,928	523,160
		2,217,230	3,096,560
	Consumer Products — 2.2%
10,000	Acme United Corp.	171,349	411,800
10,000	Bassett Furniture Industries Inc.	146,404	156,400
1,000,000	Goodbaby International Holdings Ltd.	217,275	164,483
5,000	Johnson Outdoors Inc., Cl. A	145,741	201,950
98,500	Lifetime Brands Inc.	868,667	381,195
243,500	Marine Products Corp.	1,668,330	2,159,845
3,000	MarineMax Inc.†	52,591	75,990
13,800	Oil-Dri Corp. of America	140,185	842,352
5,700	PC Group Inc.†(a)	3,465	0
2,200,000	Playmates Holdings Ltd.	263,717	147,007
		3,677,724	4,541,022
	Consumer Services — 0.5%
106,000	1-800-Flowers.com Inc., Cl. A†	400,510	487,600
63,400	Bowlin Travel Centers Inc.†	86,945	285,300
6,500	Matthews International Corp., Cl. A	188,018	157,820
		675,473	930,720
	Diversified Industrial — 13.2%
115,957	American Outdoor Brands Inc.†	940,409	1,006,507
108,500	Ampco-Pittsburgh Corp.†	428,297	248,465

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
150,800	Burnham Holdings Inc., Cl. A	$2,193,545	$3,736,070
9,500	Columbus McKinnon Corp.	115,522	136,230
106,000	Distribution Solutions Group Inc.†	661,185	3,188,480
34,600	Graham Corp.†	261,260	1,899,540
1,000	Griffon Corp.	10,020	76,150
14,500	Haulotte Group SA	77,957	34,388
400	Hyster-Yale Inc.	11,320	14,744
139,778	L.B. Foster Co., Cl. A†	1,959,236	3,767,017
4,100	MSA Safety Inc.	118,927	705,487
306,000	Myers Industries Inc.	5,379,165	5,183,640
156,000	Park-Ohio Holdings Corp.	2,979,221	3,313,440
19,100	RWC Inc.(a)	297,859	272,175
600	Standex International Corp.	15,321	127,140
13,000	Steel Partners Holdings LP†	432,796	549,380
121,000	Tredegar Corp.†	1,297,209	971,630
97,500	Twin Disc Inc.	1,169,297	1,359,150
6,700	Velan Inc.	46,979	75,102
		18,395,525	26,664,735
	Educational Services — 0.2%
10,000	Universal Technical Institute Inc.†	28,042	325,500

	Electronics — 5.6%
62,000	Arlo Technologies Inc.†	175,470	1,050,900
3,250	Badger Meter Inc.	55,734	580,385
14,122	Bel Fuse Inc., Cl. A	210,388	1,643,095
65,000	CTS Corp.	613,372	2,596,100
7,900	Daktronics Inc.†	47,389	165,268
30,000	IMAX Corp.†	129,139	982,500
32,000	Kimball Electronics Inc.†	207,476	955,520
1,400	Mesa Laboratories Inc.	41,870	93,814
1,690	Methode Electronics Inc.	9,891	12,759
3,000	Napco Security Technologies Inc.	60,900	128,850
26,000	Stoneridge Inc.†	228,255	198,120
43,500	Ultra Clean Holdings Inc.†	88,936	1,185,375
110,200	Ultralife Corp.†	764,624	751,564
30,035	Vishay Precision Group Inc.†	663,546	962,622
		3,296,990	11,306,872
	Energy and Utilities: Natural Gas — 1.1%
96,000	RGC Resources Inc.	1,370,244	2,154,240
3,200	Unitil Corp.	153,661	153,152
		1,523,905	2,307,392
	Energy and Utilities: Services — 0.6%
173,000	Alvopetro Energy Ltd.	148,447	830,380
20,000	Dawson Geophysical Co.†	51,166	35,200
58,000	RPC Inc.	104,842	276,080
6,500	Subsea 7 SA, ADR	23,304	132,925
		327,759	1,274,585
	Energy and Utilities: Water — 2.4%
31,320	Artesian Resources Corp., Cl. A	817,336	1,020,876
8,500	Cadiz Inc.†	65,530	40,120
20,060	California Water Service Group	404,523	920,553
32,500	Consolidated Water Co. Ltd.	329,562	1,146,600
28,000	Energy Recovery Inc.†	79,387	431,760
Shares		Cost	Market Value
5,000	Middlesex Water Co.	$102,056	$270,600
36,160	The York Water Co.	597,003	1,099,987
		2,395,397	4,930,496
	Entertainment — 0.1%
1,000	Canterbury Park Holding Corp.	13,531	16,180
53,000	Sportech plc†(a)	218,767	59,875
900	TKO Group Holdings Inc.	9,319	181,764
		241,617	257,819
	Environmental Control — 0.5%
9,910	Casella Waste Systems Inc., Cl. A†	38,251	940,261

	Equipment and Supplies — 5.7%
3,900	AZZ Inc.	143,787	425,607
84,874	Core Molding Technologies Inc.†	703,696	1,744,161
3,800	Federal Signal Corp.	24,681	452,162
17,500	Interpump Group SpA	98,071	800,878
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	344,578
45,000	Pitney Bowes Inc.	173,795	513,450
140,365	The Eastern Co.	2,651,705	3,292,963
47,200	The Gorman-Rupp Co.	1,078,884	2,190,552
14,400	The Manitowoc Co. Inc.†	169,663	144,144
86,000	Titan Machinery Inc.†	1,176,954	1,439,640
32,500	TransAct Technologies Inc.†	107,732	176,150
		6,421,505	11,524,285
	Financial Services — 14.5%
1,000	Ameris Bancorp	8,386	73,310
19,000	Atlantic American Corp.	70,387	54,625
32,200	Atlantic Union Bankshares Corp.	982,747	1,136,338
5,660	Beacon Financial Corp.	94,045	134,199
2,000	Burke & Herbert Financial Services Corp.	63,817	123,380
6,000	Cadence Bank	167,738	225,240
71,500	Capital City Bank Group Inc.	1,742,129	2,987,985
2,500	Capitol Federal Financial Inc.	27,074	15,875
12,000	Citizens & Northern Corp.	234,194	237,720
5,490	Columbia Banking System Inc.	143,549	141,312
4,500	ConnectOne Bancorp Inc.	98,366	111,645
19,000	Crazy Woman Creek Bancorp Inc.	369,888	560,500
1,000	Diamond Hill Investment Group Inc.	147,060	140,010
2,000	Eagle Bancorp Inc.	41,972	40,440
98	Farmers & Merchants Bank of Long Beach	410,050	699,720
37,800	Farmers National Banc Corp.	315,347	544,698
10,000	First Internet Bancorp	200,000	224,300
106,500	Flushing Financial Corp.	1,617,770	1,470,765
70,500	FNB Corp.	683,201	1,135,755
21,000	FS Bancorp Inc.	364,724	838,320
10	Guaranty Corp., Cl. A†(a)	137,500	660,000
14,000	Hanover Bancorp Inc.	294,000	314,300
9,030	Hope Bancorp Inc.	47,351	97,253
35,000	I3 Verticals Inc., Cl. A†	525,584	1,136,100
14,500	KKR & Co. Inc.	1,856	1,884,275
40,000	Legacy Housing Corp.†	449,422	1,100,400
60,000	Medallion Financial Corp.	138,954	606,000

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
13,600	Northrim BanCorp Inc.	$74,943	$294,576
15,000	Primis Financial Corp.	225,835	157,650
25,530	Renasant Corp.	275,523	941,802
2,500	Seacoast Banking Corp. of Florida	77,229	76,075
3,500	Security National Corp.	327,591	586,285
55,000	Silvercrest Asset Management Group Inc., Cl. A	738,514	866,250
18,000	Southern First Bancshares Inc.†	722,484	794,160
4,300	Southside Bancshares Inc.	136,560	121,475
1,000	SouthState Bank Corp.	32,590	98,870
20,200	Sprott Inc.	457,248	1,678,906
55,500	Stellar Bancorp Inc.	1,559,080	1,683,870
5,400	Thomasville Bancshares Inc.	206,184	477,360
4,400	Towne Bank	126,843	152,108
4,620	TrustCo Bank Corp. NY	106,260	167,706
7,000	United Bankshares Inc.	220,850	260,470
43,200	Valley National Bancorp	285,572	457,920
29,958	Value Line Inc.	287,472	1,170,759
33,280	Washington Trust Bancorp Inc.	743,879	961,792
59,000	Waterstone Financial Inc.	627,873	920,400
67,000	Western New England Bancorp Inc.	561,006	804,670
80,000	Wright Investors’ Service Holdings Inc.†	37,675	17,200
		17,208,322	29,384,769
	Food and Beverage — 3.6%
32,000	Andrew Peller Ltd., Cl. A	132,818	117,267
10,000	BellRing Brands Inc.†	140,000	363,500
1,500	Bridgford Foods Corp.†	24,272	11,917
76,500	Calavo Growers Inc.	2,018,683	1,969,110
98,000	Corby Spirit and Wine Ltd., Cl. A	1,435,208	989,366
233,000	Crimson Wine Group Ltd.†	2,006,959	1,207,732
313,809	Farmer Brothers Co.†	1,160,629	536,613
1,350	Hanover Foods Corp., Cl. A	101,653	60,750
450	Hanover Foods Corp., Cl. B	37,509	27,900
37,000	Iwatsuka Confectionery Co. Ltd.	638,562	780,607
500	J & J Snack Foods Corp.	7,207	48,045
8,100	Lifeway Foods Inc.†	83,997	224,856
25,000	Niagen Bioscience Inc.†	87,403	233,250
2,300	Scheid Vineyards Inc., Cl. A†	22,080	7,107
4,000	T. Hasegawa Co. Ltd.	83,685	78,845
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	314,932
207,400	Vitasoy International Holdings Ltd.	108,284	224,938
23,000	Willamette Valley Vineyards Inc.†	88,087	83,720
		8,522,213	7,280,455
	Health Care — 4.8%
40,000	Accuray Inc.†	129,349	66,800
4,500	Boiron SA	76,215	147,402
7,000	CareDx Inc.†	34,570	101,780
1,800	Collegium Pharmaceutical Inc.†	33,173	62,982
Shares		Cost	Market Value
20,000	Electromed Inc.†	$41,480	$491,000
50,000	Exelixis Inc.†	95,250	2,065,000
185,000	InfuSystem Holdings Inc.†	501,438	1,916,600
2,000	LeMaitre Vascular Inc.	46,792	175,020
186,160	Neogen Corp.†	261,642	1,062,973
53,100	NeoGenomics Inc.†	172,076	409,932
5,000	Neuronetics Inc.†	12,056	13,650
1,500	Omnicell Inc.†	23,551	45,675
142,000	OPKO Health Inc.†	356,037	220,100
17,368	Option Care Health Inc.†	212,379	482,136
18,500	Orthofix Medical Inc.†	310,354	270,840
2,500	QuidelOrtho Corp.†	27,931	73,625
900	STERIS plc	34,302	222,696
53,961	United-Guardian Inc.	436,233	420,896
1,000	Utah Medical Products Inc.	25,583	62,970
1,000	Zealand Pharma A/S†	12,700	72,522
65,000	Zimvie Inc.†	849,524	1,231,100
		3,692,635	9,615,699
	Hotels and Gaming — 4.9%
8,500	Caesars Entertainment Inc.†	34,583	229,713
800	Churchill Downs Inc.	7,838	77,608
1,191,319	Full House Resorts Inc.†	3,257,950	3,824,134
40,000	Gambling.com Group Ltd.†	285,149	327,200
20,000	Genius Sports Ltd.†	81,525	247,600
98,000	Golden Entertainment Inc.	1,140,319	2,310,840
202,900	Inspired Entertainment Inc.†	1,191,281	1,903,202
69,000	The Marcus Corp.	846,640	1,070,190
		6,845,285	9,990,487
	Machinery — 3.8%
57,200	Astec Industries Inc.	1,883,171	2,753,036
4,400	DMG Mori AG	22,722	239,694
253,000	Gencor Industries Inc.†	1,586,801	3,701,390
10,000	Stratasys Ltd.†	78,700	112,000
8,700	Tennant Co.	246,015	705,222
2,000	The Middleby Corp.†	19,622	265,860
		3,837,031	7,777,202
	Manufactured Housing and Recreational Vehicles — 1.9%
300	Cavco Industries Inc.†	21,403	174,219
800	Champion Homes Inc.†	5,344	61,096
95,450	Nobility Homes Inc.	1,417,119	2,863,500
20,000	Winnebago Industries Inc.	185,198	668,800
		1,629,064	3,767,615
	Metals and Mining — 0.8%
47,000	Monro Inc.	788,211	844,590
17,200	OR Royalties Inc.	202,617	689,384
400,000	Tanami Gold NL†	17,082	16,675
		1,007,910	1,550,649
	Paper and Forest Products — 0.0%
50	Keweenaw Land Association Ltd.†	3,051	1,900
1,923	Magnera Corp.†	71,297	22,538
		74,348	24,438
	Publishing — 0.4%
15,000	Lee Enterprises Inc.†	168,773	81,600
296,000	The E.W. Scripps Co., Cl. A†	1,354,300	728,160
		1,523,073	809,760
	Real Estate — 2.5%
112,000	AmBase Corp.†	116,853	31,808
116,700	Capital Properties Inc., Cl. A	1,246,172	1,301,205

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
28,000	DREAM Unlimited Corp., Cl. A	$309,437	$416,670
35,000	FRP Holdings Inc.†	570,400	852,600
17,700	Gyrodyne LLC†	270,392	177,177
151,500	Reading International Inc., Cl. A†	964,882	222,705
75,030	Reading International Inc., Cl. B†	680,061	838,085
2,508	Royalty LLC†(a)	0	319
83,000	Tejon Ranch Co.†	1,575,845	1,326,340
25,000	Trinity Place Holdings Inc.†	0	0
		5,734,042	5,166,909
	Restaurants — 2.8%
51,000	Denny’s Corp.†	275,047	266,730
48,300	Nathan’s Famous Inc.	110,529	5,348,742
		385,576	5,615,472
	Retail — 1.4%
130,000	Arko Corp.	711,078	594,100
80,000	Big 5 Sporting Goods Corp.†	168,633	115,200
23,000	Lands’ End Inc.†	269,453	324,300
62,100	Movado Group Inc.	921,694	1,178,037
5,000	Natural Grocers by Vitamin Cottage Inc.	66,139	200,000
66,000	Sportsman’s Warehouse Holdings Inc.†	403,161	182,820
5,700	Village Super Market Inc., Cl. A	127,854	212,952
		2,668,012	2,807,409
	Semiconductors — 0.6%
60,484	SkyWater Technology Inc.†	498,974	1,128,631

	Specialty Chemicals — 1.3%
4,500	Hawkins Inc.	80,695	822,240
3,500	Minerals Technologies Inc.	115,215	217,420
85,200	Navigator Holdings Ltd.	778,841	1,319,748
66,900	The General Chemical Group Inc.†(a)	6,021	0
98,285	Treatt plc	490,501	354,913
		1,471,273	2,714,321
	Telecommunications — 0.7%
36,000	A10 Networks Inc.	223,388	653,400
5,500	Frequency Electronics Inc.†	52,978	186,505
2,306	NETGEAR Inc.†	32,445	74,691
30,000	Nuvera Communications Inc.†	219,358	378,000
200	Preformed Line Products Co.	17,722	39,230
2,400	Shenandoah Telecommunications Co.	13,960	32,208
		559,851	1,364,034
	TOTAL COMMON STOCKS	112,213,216	201,081,087

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,300	Jungheinrich AG	17,633	218,641
	TOTAL PREFERRED STOCKS	17,633	218,641
Shares		Cost	Market Value
	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
85,500	Pineapple Energy Inc., CVR†	$0	$5,130

	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	20,994

	TOTAL RIGHTS	44,994	26,624

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$585,000	U.S. Treasury Bills,
	3.900% to 3.969%††, 12/04/25 to 12/26/25	579,907	579,934
	TOTAL U.S. GOVERNMENT OBLIGATIONS	579,907	579,934

	TOTAL INVESTMENTS — 99.9%	$112,855,750	201,906,286

	Other Assets and Liabilities (Net) — 0.1%		116,056

	NET ASSETS — 100.0%		$202,022,342

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments—September 30, 2025

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 86.7%
	Aerospace and Defense — 2.5%
$100,000	AST SpaceMobile Inc.,
	2.375%, 10/15/32(a)	$100,000	$104,150
200,000	BlackSky Technology Inc.,
	8.250%, 08/01/33(a)	210,916	226,000
		310,916	330,150
	Business Services — 2.7%
25,000	Commvault Systems Inc.,
	Zero Coupon, 09/15/30(a)	25,000	25,862
50,000	DigitalOcean Holdings Inc.,
	Zero Coupon, 08/15/30(a)	50,000	55,844
200,000	Live Nation Entertainment Inc.,
	2.875%, 01/15/30(a)	204,750	222,200
50,000	Terawulf Inc.,
	1.000%, 09/01/31(a)	50,000	59,750
		329,750	363,656
	Computer Software and Services — 16.4%
100,000	Akamai Technologies Inc.,
	0.250%, 05/15/33(a)	100,000	100,600
50,000	Bitdeer Technologies Group,
	4.875%, 07/01/31(a)	50,000	68,000
20,000	Cloudflare Inc.,
	Zero Coupon, 06/15/30(a)	20,000	22,760
400,000	CSG Systems International Inc.,
	3.875%, 09/15/28	398,090	445,300
200,000	CyberArk Software Ltd.,
	Zero Coupon, 06/15/30(a)	199,639	222,580
	Lumentum Holdings Inc.
50,000	1.500%, 12/15/29	59,877	120,800
100,000	0.375%, 03/15/32(a)	100,000	115,050
200,000	Nutanix Inc.,
	0.500%, 12/15/29(a)	209,359	225,640
300,000	Parsons Corp.,
	2.625%, 03/01/29	299,992	342,750
200,000	Progress Software Corp.,
	3.500%, 03/01/30	202,538	201,650
100,000	Snowflake Inc.,
	Zero Coupon, 10/01/29	100,000	156,738
150,000	Vertex Inc.,
	0.750%, 05/01/29	168,951	153,000
		1,908,446	2,174,868
	Consumer Services — 2.6%
50,000	MakeMyTrip Ltd.,
	Zero Coupon, 07/01/30(a)	50,000	51,746
200,000	Uber Technologies Inc., Ser. 2028,
	0.875%, 12/01/28	200,199	294,500
		250,199	346,246
	Diversified Industrial — 0.4%
50,000	Enovix Corp.,
	3.000%, 05/01/28(a)	47,036	51,275

	Energy and Energy Services — 2.8%
50,000	Bloom Energy Corp.,
	3.000%, 06/01/28	48,607	223,975
100,000	Centrus Energy Corp.,
	Zero Coupon, 08/15/32(a)	113,281	154,625
		161,888	378,600
Principal Amount		Cost	Market Value
	Energy and Utilities: Integrated — 2.1%
$328,000	Array Technologies Inc.,
	1.000%, 12/01/28	$294,690	$285,202

	Energy and Utilities: Natural Gas — 0.7%
75,000	WEC Energy Group Inc.,
	4.375%, 06/01/29	75,000	92,175

	Energy and Utilities: Services — 10.9%
100,000	FirstEnergy Corp.,
	3.875%, 01/15/31(a)	100,000	108,150
200,000	Fluor Corp.,
	1.125%, 08/15/29	231,371	237,800
100,000	Nabors Industries Inc.,
	1.750%, 06/15/29	61,021	77,000
200,000	Northern Oil & Gas Inc.,
	3.625%, 04/15/29	205,703	201,050
500,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28	495,896	571,375
200,000	TXNM Energy Inc.,
	5.750%, 06/01/54	200,000	261,587
		1,293,991	1,456,962
	Entertainment — 3.0%
300,000	Liberty Media Corp.-Liberty Formula One,
	2.250%, 08/15/27	293,985	398,550

	Equipment and Supplies — 1.4%
150,000	Mirion Technologies Inc.,
	0.250%, 06/01/30(a)	150,000	185,137

	Financial Services — 11.2%
275,000	Cardlytics Inc.,
	4.250%, 04/01/29	216,935	146,176
50,000	Cipher Mining Inc.,
	Zero Coupon, 10/01/31(a)	50,000	55,150
150,000	Cleanspark Inc.,
	Zero Coupon, 06/15/30(a)	147,964	186,804
50,000	Coinbase Global Inc.,
	Zero Coupon, 10/01/32(a)	50,000	55,350
200,000	Jazz Investments I Ltd.,
	3.125%, 09/15/30	208,028	237,800
200,000	Oddity Finance LLC,
	Zero Coupon, 06/15/30(a)	206,727	202,250
200,000	Riot Platforms Inc.,
	0.750%, 01/15/30(a)	197,455	306,351
85,000	SoFi Technologies Inc.,
	1.250%, 03/15/29(a)	82,650	242,165
50,000	WisdomTree Inc.,
	4.625%, 08/15/30(a)	50,000	53,208
		1,209,759	1,485,254
	Health Care — 15.8%
100,000	Alnylam Pharmaceuticals Inc.,
	1.000%, 09/15/27	104,929	164,600
200,000	ANI Pharmaceuticals Inc.,
	2.250%, 09/01/29	203,593	281,640
200,000	Bridgebio Pharma Inc.,
	1.750%, 03/01/31(a)	213,902	267,350
54,000	Celcuity Inc.,
	2.750%, 08/01/31	54,429	71,969

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued)—September 30, 2025

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$200,000	Cytokinetics Inc.,
	1.750%, 10/01/31(a)	$215,818	$229,374
	Evolent Health Inc.
150,000	3.500%, 12/01/29	125,955	120,825
50,000	4.500%, 08/15/31(a)	50,000	50,228
250,000	Integer Holdings Corp.,
	1.875%, 03/15/30(a)	248,412	243,500
365,000	Invacare Corp., Escrow,
	Zero Coupon, 05/08/28(b)	101	0
10,000	KalVista Pharmaceuticals Inc.,
	3.250%, 10/01/31(a)	10,000	10,903
50,000	Ligand Pharmaceuticals Inc.,
	0.750%, 10/01/30(a)	50,000	56,465
100,000	OSI Systems Inc.,
	2.250%, 08/01/29	100,963	145,325
125,000	Pacira BioSciences Inc.,
	2.125%, 05/15/29	98,536	127,312
150,000	Tempus AI Inc.,
	0.750%, 07/15/30(a)	150,381	188,625
100,000	TransMedics Group Inc.,
	1.500%, 06/01/28	112,276	142,335
		1,739,295	2,100,451
	Metals and Mining — 1.8%
75,000	MP Materials Corp.,
	3.000%, 03/01/30(a)	74,787	239,100

	Real Estate Investment Trusts — 6.0%
300,000	Digital Realty Trust LP,
	1.875%, 11/15/29(a)	301,865	315,750
250,000	Redfin Corp.,
	0.500%, 04/01/27	211,124	232,125
250,000	Redwood Trust Inc.,
	7.750%, 06/15/27	250,000	250,750
		762,989	798,625
	Retail — 2.8%
200,000	Alibaba Group Holding Ltd.,
	0.500%, 06/01/31	212,871	367,900

	Semiconductors — 1.6%
50,000	Cohu Inc.,
	1.500%, 01/15/31(a)	51,682	51,264
150,000	indie Semiconductor Inc.,
	3.500%, 12/15/29(a)	125,604	160,959
		177,286	212,223
	Telecommunications — 2.0%
100,000	Applied Digital Corp.,
	2.750%, 06/01/30(a)	97,838	250,493
10,000	Impinj Inc.,
	Zero Coupon, 09/15/29(a)	10,000	10,196
		107,838	260,689
	TOTAL CONVERTIBLE CORPORATE BONDS	9,400,726	11,527,063
Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
11,225	Invacare Holdings Corp., Ser. A,
	9.000%(b)	$280,625	$16,838
	TOTAL CONVERTIBLE PREFERRED STOCKS	280,625	16,838

	MANDATORY CONVERTIBLE SECURITIES(c) — 11.3%
	Aerospace and Defense — 0.6%
1,175	The Boeing Co.,
	6.000%, 10/15/27	62,666	81,745

	Computer Software and Services — 2.6%
5,000	Hewlett Packard Enterprise Co.,
	7.625%, 09/01/27	251,650	339,500

	Energy and Utilities: Integrated — 1.4%
4,000	NextEra Energy Inc.,
	7.234%, 11/01/27	186,492	188,120

	Financial Services — 3.4%
1,000	Ares Management Corp., Ser. B,
	6.750%, 10/01/27	50,000	49,690
4,000	KKR & Co. Inc., Ser. D,
	6.250%, 03/01/28	200,000	209,400
2,000	Shift4 Payments Inc.,
	6.000%, 05/01/28	200,000	189,740
		450,000	448,830
	Health Care — 1.5%
2,000	BrightSpring Health Services Inc.,
	6.750%, 02/01/27	100,000	202,180

	Semiconductors — 1.8%
4,000	Microchip Technology Inc.,
	7.500%, 03/15/28	201,093	236,120

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,251,901	1,496,495

	COMMON STOCKS — 0.0%
	Health Care — 0.0%
5,023	Invacare Holdings Corp.†(b)	0	0
	TOTAL COMMON STOCKS	0	0

	TOTAL INVESTMENTS — 98.1%	$10,933,252	13,040,396

	Other Assets and Liabilities (Net) — 1.9%		252,078

	NET ASSETS — 100.0%		$13,292,474

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued)—September 30, 2025

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	Aerospace and Defense — 2.5%
3,119	General Dynamics Corp.	$875,108	$1,063,579

	Business Services — 3.7%
1,889	TopBuild Corp.†	700,200	738,334
2,478	Visa Inc., Cl. A	588,121	845,940
		1,288,321	1,584,274
	Commercial Services and Supplies — 5.0%
3,047	Advanced Drainage Systems Inc.	433,408	422,619
8,131	Veralto Corp.	821,196	866,846
3,796	Waste Management Inc.	710,009	838,271
		1,964,613	2,127,736
	Computer Hardware — 2.5%
4,115	Apple Inc.	974,544	1,047,802

	Computer Software and Services — 10.7%
1,756	Accenture plc, Cl. A	530,400	433,030
6,536	Alphabet Inc., Cl. A	790,878	1,588,902
1,347	Meta Platforms Inc., Cl. A	995,821	989,210
1,652	Microsoft Corp.	512,592	855,653
2,778	Salesforce Inc.	666,580	658,386
		3,496,271	4,525,181
	Consumer Products — 1.5%
7,401	Church & Dwight Co. Inc.	718,804	648,550

	Diversified Industrial — 4.1%
26,132	CSX Corp.	916,854	927,947
1,731	Deere & Co.	872,017	791,517
		1,788,871	1,719,464
	Energy and Energy Services — 2.0%
8,774	The Southern Co.	812,305	831,512

	Energy: Integrated — 4.2%
11,895	NextEra Energy Inc.	576,225	897,954
7,505	WEC Energy Group Inc.	665,401	859,998
		1,241,626	1,757,952
	Energy: Oil — 3.9%
5,434	Chevron Corp.	668,205	843,846
7,331	Exxon Mobil Corp.	848,233	826,570
		1,516,438	1,670,416
	Entertainment — 1.9%
6,936	The Walt Disney Co.	745,713	794,172

	Equipment and Supplies — 1.9%
1,911	Hubbell Inc.	612,778	822,322

	Financial Services — 20.5%
2,692	Arthur J. Gallagher & Co.	493,444	833,820
1,715	Berkshire Hathaway Inc., Cl. B†	681,019	862,199
6,818	Cullen/Frost Bankers Inc.	875,674	864,318
4,749	Intercontinental Exchange Inc.	810,689	800,112
2,914	JPMorgan Chase & Co.	487,208	919,163
5,932	KKR & Co. Inc.	843,819	770,863
2,609	LPL Financial Holdings Inc.	950,869	867,988
8,475	SouthState Bank Corp.	857,482	837,923
4,243	The Progressive Corp.	792,941	1,047,809
10,257	Wells Fargo & Co.	572,045	859,742
		7,365,190	8,663,937
Shares		Cost	Market Value
	Food and Beverage — 3.1%
2,700	PepsiCo Inc.	$303,671	$379,188
4,944	The Hershey Co.	1,013,358	924,775
		1,317,029	1,303,963
	Health Care — 8.9%
7,996	Abbott Laboratories	890,584	1,070,984
4,717	Johnson & Johnson	765,626	874,626
1,257	McKesson Corp.	863,552	971,083
1,782	Thermo Fisher Scientific Inc.	841,941	864,306
		3,361,703	3,780,999
	Materials — 4.4%
3,842	Eagle Materials Inc.	854,380	895,339
4,375	Packaging Corp. of America	869,708	953,444
		1,724,088	1,848,783
	Real Estate Investment Trusts — 3.8%
10,606	Agree Realty Corp.	826,898	753,450
7,544	Prologis Inc.	781,851	863,939
		1,608,749	1,617,389
	Retail — 10.8%
6,684	Amazon.com Inc.†	1,450,233	1,467,606
2,836	McDonald’s Corp.	845,135	861,832
8,895	O’Reilly Automotive Inc.†	503,005	958,970
2,080	The Home Depot Inc.	850,981	842,795
4,232	Walmart Inc.	258,503	436,150
		3,907,857	4,567,353
	Semiconductors — 1.8%
4,097	Texas Instruments Inc.	649,769	752,742

	Telecommunications — 2.0%
3,516	T-Mobile US Inc.	816,330	841,660

	TOTAL COMMON STOCKS	36,786,107	41,969,786

	SHORT TERM INVESTMENT — 0.8%
	Other Investment Companies — 0.8%
352,109	Dreyfus Treasury Securities Cash Management - Institutional Shares, 3.980%*	352,109	352,109
	TOTAL SHORT TERM INVESTMENT	352,109	352,109

	TOTAL INVESTMENTS — 100.0%	$37,138,216	42,321,895

	Other Assets and Liabilities (Net) — (0.0)%		(7,399)

	NET ASSETS — 100.0%		$42,314,496

*	1 day yield as of September 30, 2025.
†	Non-income producing security.

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments—September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 61.1%
	Aerospace and Defense — 1.3%
1,317	General Dynamics Corp.	$374,688	$449,097

	Automotive: Parts and Accessories — 0.7%
2,109	O’Reilly Automotive Inc.†	150,463	227,371

	Business Services — 1.9%
542	TopBuild Corp.†	207,808	211,846
1,235	Visa Inc., Cl. A	295,709	421,604
		503,517	633,450
	Commercial Services and Supplies — 1.2%
1,532	Advanced Drainage Systems Inc.	217,559	212,488
901	Waste Management Inc.	182,625	198,968
		400,184	411,456
	Computer Hardware — 3.6%
4,832	Apple Inc.	1,043,129	1,230,372

	Computer Software and Services — 9.4%
895	Accenture plc, Cl. A	267,078	220,707
6,433	Alphabet Inc., Cl. A	1,119,986	1,563,862
719	Meta Platforms Inc., Cl. A	516,533	528,019
819	Microsoft Corp.	423,890	424,201
1,917	Salesforce Inc.	472,066	454,329
		2,799,553	3,191,118
	Consumer Products — 0.5%
2,137	Church & Dwight Co. Inc.	225,064	187,265

	Consumer Services — 4.0%
6,248	Amazon.com Inc.†	1,294,016	1,371,873

	Diversified Industrial — 3.0%
11,540	CSX Corp.	405,140	409,785
869	Deere & Co.	435,590	397,359
2,001	Veralto Corp.	203,950	213,327
		1,044,680	1,020,471
	Electronics — 0.8%
290	Monolithic Power Systems Inc.	136,329	266,986

	Energy: Integrated — 1.9%
2,890	NextEra Energy Inc.	121,434	218,166
2,170	The Southern Co.	202,126	205,651
1,888	WEC Energy Group Inc.	165,904	216,346
		489,464	640,163
	Energy: Oil — 1.2%
1,333	Chevron Corp.	207,551	207,002
1,867	Exxon Mobil Corp.	216,245	210,504
		423,796	417,506
	Entertainment — 0.6%
1,700	The Walt Disney Co.	167,020	194,650

	Equipment and Supplies — 0.6%
468	Hubbell Inc.	154,984	201,385

	Financial Services — 9.5%
658	Arthur J. Gallagher & Co.	167,939	203,809
641	Berkshire Hathaway Inc., Cl. B†	292,407	322,256
3,428	Cullen/Frost Bankers Inc.	439,929	434,568
1,675	Intercontinental Exchange Inc.	285,119	282,204
Shares		Cost	Market Value
1,389	JPMorgan Chase & Co.	$291,619	$438,132
2,993	KKR & Co. Inc.	423,517	388,940
1,326	LPL Financial Holdings Inc.	480,810	441,147
2,101	SouthState Bank Corp.	225,683	207,726
1,236	The Progressive Corp.	303,816	305,230
2,452	Wells Fargo & Co.	178,791	205,527
		3,089,630	3,229,539
	Food and Beverage — 1.2%
1,441	PepsiCo Inc.	234,976	202,374
1,112	The Hershey Co.	206,157	208,000
		441,133	410,374
	Health Care — 5.6%
4,027	Abbott Laboratories	451,508	539,377
2,381	Johnson & Johnson	395,401	441,485
632	McKesson Corp.	436,489	488,245
907	Thermo Fisher Scientific Inc.	428,999	439,913
		1,712,397	1,909,020
	Materials — 2.7%
1,846	Eagle Materials Inc.	410,979	430,192
2,200	Packaging Corp. of America	439,361	479,446
		850,340	909,638
	Real Estate — 0.6%
1,882	Prologis Inc., REIT	192,192	215,527

	Retail — 3.1%
1,396	McDonald’s Corp.	416,409	424,230
1,047	The Home Depot Inc.	428,151	424,234
2,128	Walmart Inc.	171,918	219,312
		1,016,478	1,067,776
	Semiconductors — 7.1%
1,418	Broadcom Inc.	415,171	467,812
8,361	NVIDIA Corp.	1,097,786	1,559,996
2,063	Texas Instruments Inc.	329,848	379,035
		1,842,805	2,406,843
	Telecommunications — 0.6%
847	T-Mobile US Inc.	200,266	202,755

	TOTAL COMMON STOCKS	18,552,128	20,794,635

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.9%
	Aerospace and Defense — 0.9%
4,550	The Boeing Co.,
	6.000%, 10/15/27	337,090	316,544
	TOTAL MANDATORY CONVERTIBLE SECURITIES	337,090	316,544

Principal Amount
	CORPORATE BONDS — 24.9%
	Communications — 0.9%
	Charter Communications Operating Capital Corp.
$200,000	6.384%, 10/23/35	208,157	209,609
135,000	3.700%, 04/01/51	138,539	89,108
		346,696	298,717

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued)—September 30, 2025

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Computer Hardware — 0.9%
$295,000	Dell International LLC/EMC Corp.,
	5.750%, 02/01/33	$293,605	$312,197

	Computer Software and Services — 1.4%
	Oracle Corp.
70,000	4.800%, 09/26/32	69,976	70,081
240,000	6.250%, 11/09/32	240,341	260,884
135,000	6.900%, 11/09/52	135,532	150,159
		445,849	481,124
	Diversified Industrial — 0.7%
250,000	Cabot Corp.,
	4.000%, 07/01/29	249,688	246,723

	Electronics — 0.7%
225,000	Flex Ltd.,
	6.000%, 01/15/28	232,382	232,644

	Energy and Energy Services — 2.0%
	Energy Transfer LP
165,000	7.125% (b)(c)	141,075	170,806
235,000	6.250%, 04/15/49	272,045	237,281
245,000	Plains All American Pipeline LP,
	5.950%, 06/15/35	244,372	255,863
		657,492	663,950
	Energy and Utilities: Natural Gas — 0.5%
160,000	Enbridge Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.97%),
	7.200%, 06/27/54(b)	161,545	170,018

	Energy and Utilities: Water — 0.6%
200,000	Aptiv Swiss Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.39%),
	6.875%, 12/15/54(b)	202,441	204,729

	Energy: Oil — 2.8%
10,000	Civitas Resources Inc.,
	8.375%, 07/01/28	10,000	10,378
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	98,395	102,344
275,000	MPLX LP,
	2.650%, 08/15/30	274,388	252,671
350,000	Northern Oil & Gas Inc.,
	7.875%, 10/15/33	350,910	348,807
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,579	235,445
		991,272	949,645
	Financial Services — 8.1%
210,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 3.26%),
	6.992%, 06/13/29(b)	210,035	221,888
Principal Amount		Cost	Market Value
$210,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.74%),
	5.518%, 10/25/35(b)	$205,737	$215,139
250,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	248,280	245,498
250,000	Blue Owl Capital Corp.,
	3.400%, 07/15/26	250,044	247,783
250,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(b)	248,464	246,249
240,000	Golub Capital Private Credit Fund,
	5.875%, 05/01/30	238,415	244,338
370,000	HSBC Holdings plc, (U.S. Secured Overnight Financing Rate + 3.03%),
	7.336%, 11/03/26(b)	370,000	370,891
250,000	MPT Operating Partnership LP/MPT Finance Corp.,
	8.500%, 02/15/32	263,937	265,850
250,000	Sixth Street Lending Partners,
	5.750%, 01/15/30	252,403	254,315
190,000	State Street Corp., Ser. I, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.61%),
	6.700%(b)(c)	190,311	198,024
260,000	TPG Operating Group II LP,
	5.375%, 01/15/36	257,906	260,840
		2,735,532	2,770,815
	Food and Beverage — 1.9%
250,000	Performance Food Group Inc.,
	6.125%, 09/15/32	253,801	256,388
125,000	Pilgrim’s Pride Corp.,
	6.250%, 07/01/33	124,074	133,609
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	386,522	267,553
		764,397	657,550
	Health Care — 0.7%
225,000	CHS/Community Health Systems Inc.,
	10.875%,01/15/32	240,808	238,431

	Real Estate — 1.7%
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,919	142,968
200,000	Iron Mountain Inc.,
	7.000%, 02/15/29	206,144	206,230
265,000	Realty Income Corp.,
	2.850%, 12/15/32	273,579	236,644
		629,642	585,842

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued)—September 30, 2025

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Retail — 0.6%
$200,000	CVS Health Corp.,
	3.250%, 08/15/29	$201,341	$191,741

	Semiconductors — 0.7%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	255,093	234,200

	Transportation — 0.7%
250,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	249,349	253,286

	TOTAL CORPORATE BONDS	8,657,132	8,491,612

	CONVERTIBLE CORPORATE BONDS — 2.7%
	Financial Services — 0.4%
110,000	MARA Holdings Inc.,
	Zero Coupon, 08/01/32	119,405	118,140

	Real Estate — 0.9%
315,000	Boston Properties LP,
	2.000%, 10/01/30	314,263	315,315

	Telecommunication Services — 1.4%
80,000	GDS Holdings Ltd.,
	2.250%, 06/01/32	117,502	112,940
300,000	NextEra Energy Capital Holdings Inc.,
	3.000%, 03/01/27	341,176	355,050
		458,678	467,990
	TOTAL CONVERTIBLE CORPORATE BONDS	892,346	901,445

	U.S. GOVERNMENT OBLIGATIONS — 6.8%
	U.S. Treasury Bonds — 3.0%
365,000	2.500%, 02/15/45	335,053	261,246
300,000	2.500%, 05/15/46	320,619	210,832
235,000	1.875%, 02/15/51	216,456	134,143
285,000	3.000%, 08/15/52	241,641	208,323
200,000	4.750%, 05/15/55	198,091	200,516
		1,311,860	1,015,060
	U.S. Treasury Notes — 3.8%
100,000	3.625%, 08/15/28	99,790	100,027
200,000	3.875%, 07/31/30	200,797	201,281
250,000	4.375%, 05/15/34	254,088	255,874
250,000	3.875%, 08/15/34	249,263	246,240
240,000	4.250%, 11/15/34	241,007	242,784
250,000	4.250%, 05/15/35	250,405	252,344
		1,295,350	1,298,550
	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,607,210	2,313,610
Principal Amount		Cost	Market Value
	FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
	Foreign Government Obligations — 0.9%
$270,000	Mexico Government International Bond,
	7.375%, 05/13/55	$265,842	$297,248
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS	265,842	297,248

Shares
	SHORT TERM INVESTMENT — 6.4%
	Other Investment Companies — 6.4%
2,176,317	Dreyfus Treasury Securities Cash Management - Institutional Shares, 3.980%*	2,176,317	2,176,317
	TOTAL SHORT TERM INVESTMENT	2,176,317	2,176,317

	TOTAL INVESTMENTS — 103.7%	$33,488,065	35,291,411

	Other Assets and Liabilities (Net) — (3.7)%		(1,253,147)

	NET ASSETS — 100.0%		$34,038,264

†	Non-income producing security.
(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.
(c)	Security is perpetual and has no stated maturity date.
*	1 day yield as of September 30, 2025.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

September 30, 2025

	Mighty Mites Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $111,660,640 and $10,933,252, respectively)	$201,331,561	$13,040,396
Investments in affiliates, at value (Cost $1,195,110)	574,725	—
Cash	—	17,828
Foreign currency, at value (Cost $2,778)	2,779	—
Receivable for Fund shares sold	21,018	—
Receivable for investments sold	596,400	205,518
Receivable from Adviser	—	1,384
Dividends and interest receivable	154,668	47,797
Prepaid expenses	56,157	53,419
Total Assets	202,737,308	13,366,342
Liabilities:
Payable to bank	93,190	—
Payable for investments purchased	50	—
Payable for Fund shares redeemed	166,792	9,000
Payable for investment advisory fees	162,787	10,714
Payable for distribution fees	30,278	1,919
Payable for accounting fees	7,500	—
Payable for custodian fees	26,833	6,578
Payable for legal and audit fees	61,808	27,483
Payable for shareholder communications expenses	97,569	16,619
Payable for shareholder services fees	62,757	1,483
Other accrued expenses	5,402	72
Total Liabilities	714,966	73,868
Commitments and Contingencies (See Note 3)
Net Assets	$202,022,342	$13,292,474

Net Assets Consist of:
Paid-in capital	$79,634,417	$10,457,737
Total distributable earnings	122,387,925	2,834,737
Net Assets	$202,022,342	$13,292,474

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$62,697,864	$3,733,768
Shares of beneficial interest outstanding	3,565,024	249,286
Net Asset Value, offering, and redemption price per share	$17.59	$14.98
Class A:
Net assets	$54,655,958	$2,307,391
Shares of beneficial interest outstanding	3,308,142	147,615
Net Asset Value and redemption price per share	$16.52	$15.63
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$17.21	$16.28
Class C:
Net assets	$7,168,941	$868,674
Shares of beneficial interest outstanding	547,730	51,454
Net Asset Value and offering price per share (a)	$13.09	$16.88
Class I:
Net assets	$77,499,579	$6,382,641
Shares of beneficial interest outstanding	4,238,217	424,513
Net Asset Value, offering, and redemption price per share	$18.29	$15.04

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

September 30, 2025

	Equity Fund	Balanced Fund
Assets:
Investments, at value (Cost $37,138,216 and $33,488,065, respectively)	$42,321,895	$35,291,411
Cash	101	—
Receivable for Fund shares sold	958	11,230
Receivable for investments sold	—	189,862
Dividends and interest receivable	16,581	156,897
Prepaid expenses	62,999	68,567
Total Assets	42,402,534	35,717,967
Liabilities:
Payable for investments purchased	—	1,602,662
Payable for Fund shares redeemed	—	6,676
Payable for investment advisory fees	34,729	20,903
Payable for distribution fees	8,485	6,528
Payable for custodian fees	1,814	1,250
Payable for legal and audit fees	30,226	29,590
Payable for shareholder communications expenses	6,263	7,198
Payable for shareholder services fees	3,565	2,367
Other accrued expenses	2,956	2,529
Total Liabilities	88,038	1,679,703

Net Assets	$42,314,496	$34,038,264

Net Assets Consist of:
Paid-in capital	$32,406,980	$28,783,128
Total distributable earnings	9,907,516	5,255,136
Net Assets	$42,314,496	$34,038,264

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$40,783,347	$26,286,182
Shares of beneficial interest outstanding	3,538,582	2,475,640
Net Asset Value, offering, and redemption price per share	$11.53	$10.62
Class A:
Net assets	$573,596	$4,661,811
Shares of beneficial interest outstanding	49,791	434,923
Net Asset Value and redemption price per share	$11.52	$10.72
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.00	$11.17
Class C:
Net assets	$102.79	$236,353
Shares of beneficial interest outstanding	10.008	21,727
Net Asset Value and offering price per share (a)	$10.27	$10.88
Class I:
Net assets	$957,450	$2,853,918
Shares of beneficial interest outstanding	83,489	269,352
Net Asset Value, offering, and redemption price per share	$11.47	$10.60

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Year Ended September 30, 2025

	Mighty Mites Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $50,456 and $0, respectively)	$3,390,156	$85,951
Dividends - affiliated	144,831	—
Interest	25,872	296,046
Total Investment Income	3,560,859	381,997
Expenses:
Investment advisory fees	2,142,828	129,326
Distribution fees - Class AAA	155,756	8,525
Distribution fees - Class A	137,505	5,238
Distribution fees - Class C	83,244	9,618
Accounting fees	42,429	—
Custodian fees	100,825	124
Legal and audit fees	115,052	21,126
Registration expenses	49,254	47,496
Shareholder communications expenses	96,669	28,469
Shareholder services fees	2,532	1,229
Trustees’ fees	78,743	4,691
Interest expense	79,692	1,939
Miscellaneous expenses	41,965	13,211
Total Expenses	3,126,494	270,992
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(127,540)
Custodian fee credits	—	(124)
Advisory fee reduction on unsupervised assets (See Note 3)	(94,352)	—
Expenses paid indirectly by broker (See Note 7)	(6,755)	(1,615)
Total Reimbursements, Waivers, Reductions, and Credits	(101,107)	(129,279)
Net Expenses	3,025,387	141,713
Net Investment Income	535,472	240,284

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	40,408,522	911,533
Net realized gain on investments - affiliated	40,400	—
Net realized loss on foreign currency transactions	(3,219)	—
Net realized gain on investments and foreign currency transactions	40,445,703	911,533
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(24,189,813)	1,659,650
on investments - affiliated	601,595	—
on foreign currency translations	2,730	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(23,585,488)	1,659,650
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	16,860,215	2,571,183
Net Increase in Net Assets Resulting from Operations	$17,395,687	$2,811,467

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Year Ended September 30, 2025

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0 and $0, respectively)	$757,614	$346,816
Interest	28,958	599,818
Total Investment Income	786,572	946,634
Expenses:
Investment advisory fees	431,803	264,052
Distribution fees - Class AAA	103,633	67,715
Distribution fees - Class A	1,695	11,760
Distribution fees - Class C	97	4,360
Custodian fees	10,601	735
Legal and audit fees	30,499	28,333
Registration expenses	48,976	42,665
Shareholder communications expenses	38,782	32,463
Shareholder services fees	22,715	16,310
Trustees’ fees	15,754	12,920
Interest expense	18	428
Miscellaneous expenses	19,935	19,385
Total Expenses	724,508	501,126
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 7)	(1,992)	(1,899)
Total Reimbursements, Waivers, Reductions, and Credits	(1,992)	(1,899)
Net Expenses	722,516	499,227
Net Investment Income	64,056	447,407

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	5,135,653	3,749,110
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	5,135,653	3,749,110
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(4,063,283)	(2,514,382)
on investments - affiliated	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(4,063,283)	(2,514,382)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,072,370	1,234,728
Net Increase in Net Assets Resulting from Operations	$1,136,426	$1,682,135

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

For the Year Ended September 30, 2025

	Mighty Mites Fund		Convertible Securities Fund
	2025	2024	2025	2024
Operations:
Net investment income	$535,472	$315,462	$240,284	$433,186
Net realized gain on investments and foreign currency transactions	40,445,703	76,416,264	911,533	303,144
Net realized gain on redemptions in-kind	—	755,678	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(23,585,488)	(26,556,950)	1,659,650	1,052,128
Net Increase in Net Assets Resulting from Operations	17,395,687	50,930,454	2,811,467	1,788,458

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(29,707,098)	(77,708)	(88,598)
Class A	—	(26,539,959)	(44,583)	(57,491)
Class C	—	(5,516,876)	(12,388)	(20,846)
Class I	—	(62,081,812)	(158,861)	(278,407)
Total Distributions to Shareholders	—	(123,845,745)	(293,540)	(445,342)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	338,592	1,035,602	107,362	26,980
Class A	3,024,266	9,322,734	198,354	146,659
Class C	391,939	413,016	81,697	34,772
Class I	5,976,455	19,514,710	93,303	696,074
	9,731,252	30,286,062	480,716	904,485
Proceeds from reinvestment of distributions
Class AAA	—	28,933,355	76,797	87,633
Class A	—	23,437,080	44,573	57,480
Class C	—	5,481,709	12,388	20,768
Class I	—	53,174,025	158,499	277,974
	—	111,026,169	292,257	443,855
Cost of shares redeemed
Class AAA	(12,851,487)	(25,770,769)	(407,981)	(453,230)
Class A	(16,411,244)	(25,353,583)	(531,574)	(453,974)
Class C	(4,492,463)	(9,971,991)	(496,200)	(606,445)
Class I	(54,422,785)	(126,169,955)	(2,566,309)	(7,404,299)
	(88,177,979)	(187,266,298)	(4,002,064)	(8,917,948)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(78,446,727)	(45,954,067)	(3,229,091)	(7,569,608)

Redemption Fees	—	153	10	—

Net Decrease in Net Assets	(61,051,040)	(118,869,205)	(711,154)	(6,226,492)

Net Assets:
Beginning of year	263,073,382	381,942,587	14,003,628	20,230,120
End of year	$202,022,342	$263,073,382	$13,292,474	$14,003,628

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

For the Year Ended September 30, 2025

	Equity Fund		Balanced Fund
	2025	2024	2025	2024
Operations:
Net investment income	$64,056	$216,458	$447,407	$476,329
Net realized gain on investments	5,135,653	3,074,542	3,749,110	1,967,315
Net change in unrealized appreciation/depreciation on investments	(4,063,283)	5,157,125	(2,514,382)	4,476,426
Net Increase in Net Assets Resulting from Operations	1,136,426	8,448,125	1,682,135	6,920,070

Distributions to Shareholders:
Accumulated earnings
Class AAA	(3,424,156)	(2,068,035)	(2,047,441)	(980,170)
Class A	(57,772)	(35,880)	(355,266)	(164,423)
Class C	(983)	(479)	(39,232)	(22,045)
Class I	(96,407)	(63,916)	(228,940)	(102,852)
Total Distributions to Shareholders	(3,579,318)	(2,168,310)	(2,670,879)	(1,269,490)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	426,992	208,691	671,562	509,549
Class A	5,188	8,046	58,298	530,516
Class C	101	—	—	166,879
Class I	4,828	85,213	371,475	860,607
	437,109	301,950	1,101,335	2,067,551
Proceeds from reinvestment of distributions
Class AAA	3,331,770	2,006,322	1,983,960	951,866
Class A	57,444	34,840	346,553	161,003
Class C	983	479	39,232	22,045
Class I	95,495	63,415	228,940	102,852
	3,485,692	2,105,056	2,598,685	1,237,766
Cost of shares redeemed
Class AAA	(4,296,851)	(4,919,765)	(5,285,946)	(4,090,736)
Class A	(242,418)	(43,511)	(654,773)	(1,193,806)
Class C	(13,047)	—	(388,953)	(565,539)
Class I	(253,124)	(320,543)	(869,751)	(922,619)
	(4,805,440)	(5,283,819)	(7,199,423)	(6,772,700)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(882,639)	(2,876,813)	(3,499,403)	(3,467,383)

Net Increase/(Decrease) in Net Assets	(3,325,531)	3,403,002	(4,488,147)	2,183,197

Net Assets:
Beginning of year	45,640,027	42,237,025	38,526,411	36,343,214
End of year	$42,314,496	$45,640,027	$34,038,264	$38,526,411

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)(e)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(f)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2025	$16.06	$0.03	$1.50	$1.53	$—	$—	$—	$—	$17.59	9.53%	$62,698	0.18%	1.49%	1.53%	2%
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02	1.50	1.54	2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23	1.48	1.51	2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50	1.41	1.43	3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
Class A
2025	$15.08	$0.03	$1.41	$1.44	$—	$—	$—	$—	$16.52	9.55%	$54,656	0.18%	1.49%	1.53%	2%
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02	1.50	1.54	2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24	1.48	1.51	2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48	1.41	1.43	3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
Class C
2025	$12.04	$(0.07)	$1.12	$1.05	$—	$—	$—	$—	$13.09	8.72%	$7,169	(0.58)%	2.24%	2.28%	2%
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)	2.25	2.29	2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)	2.23	2.26	2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)	2.16	2.18	3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
Class I
2025	$16.65	$0.07	$1.57	$1.64	$—	$—	$—	$—	$18.29	9.85%	$77,499	0.42%	1.24%	1.28%	2%
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25	1.25	1.29	2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48	1.23	1.26	2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74	1.16	1.18	3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.45% (Class AAA and Class A), 2.20% (Class C), and 1.20% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.
(f)	Before advisory fee reduction on unsupervised assets totalling 0.04%, 0.04%, 0.04%, 0.03%, and 0.02% of net assets for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)(d)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2025	$12.29	$0.24	$2.75	$2.99	$(0.30)	$—	$(0.30)	$0.00	$14.98	24.68%	$3,734	1.79%	1.16%	2.16%	63%
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42	1.15	2.08	71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98	1.16	1.82	36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16	1.15	1.62	39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
Class A
2025	$12.80	$0.24	$2.88	$3.12	$(0.29)	$—	$(0.29)	$0.00	$15.63	24.72%	$2,307	1.79%	1.16%	2.16%	63%
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42	1.15	2.08	71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95	1.16	1.82	36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16	1.15	1.62	39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
Class C
2025	$13.83	$0.15	$3.10	$3.25	$(0.20)	$—	$(0.20)	$0.00	$16.88	23.69%	$869	1.04%	1.91%	2.91%	63%
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69	1.90	2.83	71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16	1.91	2.57	36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)	1.90	2.37	39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
Class I
2025	$12.33	$0.27	$2.78	$3.05	$(0.34)	$—	$(0.34)	$0.00	$15.04	25.07%	$6,382	2.04%	0.91%	1.91%	63%
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69	0.90	1.83	71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14	0.91	1.57	36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39	0.90	1.37	39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2025 and 2023, if credits had not been received, the ratios of operating expenses to average net assets would have been 1.18% and 1.17% (Class AAA and Class A), 1.93% and 1.92% (Class C), and 0.93% and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, and 2021, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15% (Class AAA and Class A), 1.90% (Class C), and 0.90% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)		Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Equity Fund
Class AAA
2025	$12.13	$0.02	$0.34	$0.36	$(0.04)		$(0.92)	$(0.96)	$11.53	2.87%	$40,783		0.14%		1.68	%(c)	1.68%	75%
2024	10.55	0.05	2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652		0.48		1.59	(c)	1.60	35
2023	10.28	0.05	1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346		0.51		1.64		1.64	44
2022	13.37	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.28	(8.75)	41,068		0.30		1.64		1.64	50
2021	11.02	0.00 (d)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468		(0.00	)(e)	1.64		1.64	66
Class A
2025	$12.13	$0.02	$0.33	$0.35	$(0.04)		$(0.92)	$(0.96)	$11.52	2.77%	$574		0.14%		1.68	%(c)	1.68%	75%
2024	10.54	0.05	2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794		0.49		1.59	(c)	1.60	35
2023	10.27	0.06	1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688		0.51		1.64		1.64	44
2022	13.36	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.27	(8.76)	788		0.29		1.64		1.64	50
2021	10.99	0.00 (d)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933		(0.03)		1.67		1.67	66
Class C
2025	$10.83	$(0.06)	$0.32	$0.26	$—		$(0.82)	$(0.82)	$10.27	2.25%	$0	(f)	(0.57)%		2.43%		2.43%	75%
2024	9.41	(0.03)	1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13		(0.27)		2.34	(c)	2.35	35
2023	9.21	(0.03)	0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11		(0.28)		2.39		2.39	44
2022	12.27	(0.05)	(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25		(0.48)		2.39		2.39	50
2021	10.18	(0.11)	2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37		(1.00)		2.39		2.39	66
Class I
2025	$12.08	$0.04	$0.34	$0.38	$(0.07)		$(0.92)	$(0.99)	$11.47	3.03%	$957		0.40%		1.43	%(c)	1.43%	75%
2024	10.50	0.08	2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181		0.74		1.34	(c)	1.35	35
2023	10.23	0.08	1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192		0.74		1.39		1.39	44
2022	13.32	0.07	(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907		0.56		1.39		1.39	50
2021	10.98	0.03	2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004		0.25		1.39		1.39	66

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.
(d)	Amount represents less than $0.005 per share.
(e)	Amount represents less than (0.005)%.
(f)	Actual net assets for Class C are $102.79 for the fiscal year ended September 30, 2025.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Balanced Fund
Class AAA
2025	$10.85	$0.13	$0.41	$0.54	$(0.13)	$(0.64)	$(0.77)	$10.62	5.21%	$26,286	1.26%	1.43	%(c)	1.44%	77%
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26	1.39	(c)	1.39	36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18	1.46		1.46	39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68	1.41		1.41	46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41		1.41	65
Class A
2025	$10.95	$0.13	$0.41	$0.54	$(0.13)	$(0.64)	$(0.77)	$10.72	5.21%	$4,662	1.26%	1.43	%(c)	1.44%	77%
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26	1.39	(c)	1.39	36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18	1.46		1.46	39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66	1.41		1.41	46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43		1.43	65
Class C
2025	$11.11	$0.05	$0.43	$0.48	$(0.06)	$(0.65)	$(0.71)	$10.88	4.45%	$236	0.50%	2.18	%(c)	2.19%	77%
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51	2.14	(c)	2.14	36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45	2.21		2.21	39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)	2.16		2.16	46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16		2.16	65
Class I
2025	$10.82	$0.16	$0.42	$0.58	$(0.16)	$(0.64)	$(0.80)	$10.60	5.57%	$2,854	1.51%	1.18	%(c)	1.19%	77%
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52	1.14	(c)	1.14	36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43	1.21		1.21	39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93	1.16		1.16	46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16		1.16	65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of four active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

Teton Advisors, LLC serves as (the Adviser) to the Funds. The Adviser makes investment decisions for each Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

TETON Westwood Funds

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 09/30/25
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$5,422,522	$8	—		$5,422,530
Building and Construction	8,250,806	6	—		8,250,812
Business Services	1,745,153	574,725	$49,446		2,369,324
Consumer Products	4,541,022	—	0		4,541,022
Diversified Industrial	22,656,490	3,736,070	272,175		26,664,735
Entertainment	197,944	—	59,875		257,819
Financial Services	27,560,784	1,163,985	660,000		29,384,769
Food and Beverage	7,184,698	95,757	—		7,280,455
Real Estate	3,865,385	1,301,205	319		5,166,909
Specialty Chemicals	2,714,321	—	0		2,714,321
Other Industries (a)	109,028,391	—	—		109,028,391
Total Common Stocks	193,167,516	6,871,756	1,041,815		201,081,087
Preferred Stocks (a)	218,641	—	—		218,641
Rights (a)	20,994	5,630	—		26,624
U.S. Government Obligations	—	579,934	—		579,934
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$193,407,151	$7,457,320	$1,041,815	(b)	$201,906,286

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$11,527,063	$0		$11,527,063
Convertible Preferred Stocks (c)	—	—	16,838		16,838
Mandatory Convertible Securities (c)	$1,496,495	—	—		1,496,495
Common Stocks (c)	—	—	0		0
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,496,495	$11,527,063	$16,838	(b)	$13,040,396

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$41,969,786	—	—		$41,969,786
Short Term Investment	352,109	—	—		352,109
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$42,321,895	—	—		$42,321,895

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$20,794,635	—	—		$20,794,635
Mandatory Convertible Securities (c)	316,544	—	—		316,544
Corporate Bonds (c)	—	$8,491,612	—		8,491,612
Convertible Corporate Bonds (c)	—	901,445	—		901,445
U.S. Government Obligations	—	2,313,610	—		2,313,610
Foreign Government Obligations (c)	—	297,248	—		297,248

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/25
Short Term Investment	$2,176,317	—	—	$2,176,317
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$23,287,496	$12,003,915	—	$35,291,411

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Convertible Securities Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/24	Accrued discounts/ (premiums)	Realized gain/(loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/25	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/25†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$0	—	—	—	—	—	—	—	$0	—
Convertible Corporate Bonds (a)	0	—	—	—	—	—	—	—	0	—
Convertible Preferred Stocks (a)	252,563	—	—	$(235,725)	—	—	—	—	16,838	$(235,725)
TOTAL INVESTMENTS IN SECURITIES	$252,563	—	—	$(235,725)	—	—	—	—	$16,838	$(235,725)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board of Trustees to determine the fair value of certain, material Level 3 investments.

	Asset Type	Valuation Technique	Fair Value	Primary Unobservable Input	Range
Convertible Securities Fund	Convertible Preferred Stock	Third party vendor pricing	$16,838	Broker quote	$1-2

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities

TETON Westwood Funds

Notes to Financial Statements (Continued)

not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the fiscal year ended September 30, 2025, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of September 30, 2025, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2025, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

For the fiscal year ended September 30, 2025, the following reclassifications were made to increase paid-in capital by $5,428,199, with an offsetting adjustment to total distributable earnings:

	Accumulated Earnings/ (Losses)	Paid-in Capital
Mighty Mites Fund	$(5,428,199)	$5,428,199

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Mighty Mites Fund				Convertible Securities Fund
	Year Ended September 30,				Year Ended September 30,
	2025		2024		2025	2024
Ordinary income (inclusive of short term capital gains)	—		$1,870,619		$293,540	$445,342
Net long term capital gains	$5,488,853		133,107,895		—	—
Total distributions paid	$5,488,853	*	$134,978,514	*	$293,540	$445,342

	Equity Fund		Balanced Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
Ordinary income (inclusive of short term capital gains)	$97,269	$428,926	$450,169	$502,273
Net long term capital gains	3,482,049	1,739,384	2,220,710	767,217
Total distributions paid	$3,579,318	$2,168,310	$2,670,879	$1,269,490

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mighty Mites Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Undistributed ordinary income (inclusive of short term capital gains)	$1,231,926	$769,559	$—	$—
Undistributed long term capital gain	34,260,098	—	4,723,837	3,469,587
Unrealized appreciation	86,895,901	2,065,178	5,183,679	1,785,549
Total accumulated earnings	$122,387,925	$2,834,737	$9,907,516	$5,255,136

At September 30, 2025, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, premium amortization, investments in passive foreign investment company, and basis adjustments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Mighty Mites Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$115,011,215	$10,975,218	$37,138,216	$33,505,862
Gross unrealized appreciation	$98,592,347	$2,498,752	$5,846,606	$2,756,560
Gross unrealized depreciation	(11,696,446)	(433,574)	(662,927)	(971,011)
Net unrealized appreciation	$86,895,901	$2,065,178	$5,183,679	$1,785,549

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Adviser, which provides that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, the Convertible Securities Fund, and the Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2025, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (Strattec Security Corp., Bel Fuse Inc., Cl. A, and Full House Resorts Inc.), and the Adviser reduced its advisory fee with respect to such securities by $94,352.

TETON Westwood Funds

Notes to Financial Statements (Continued)

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2026. For the fiscal year ended September 30, 2025, the respective Adviser waived fees or reimbursed expenses in the amounts of $127,540 for the Convertible Securities Fund.

In addition, the Convertible Securities Fund is obliged to repay their respective Adviser for a period of three fiscal years, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the Convertible Securities Fund for Class AAA Shares 1.15%, for Class A Shares 1.15%, for Class C Shares 1.90%, and for Class I Shares 0.90%. As of September 30, 2025, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the year ended September 30, 2025, expiring September 30, 2028	Total
Convertible Securities Fund	$199,238	$158,916	$127,540	$485,694

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2025, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$5,044,631	$84,320,783	—	—
Convertible Securities Fund	7,965,210	11,215,579	—	—
Equity Fund	32,233,745	36,446,142	—	—
Balanced Fund	24,951,603	30,986,262	$2,110,598	$2,584,103

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2024, the Mighty Mites Fund realized net gain of $755,678 on $1,368,998 of redemptions-in-kind, including cash of $106,145. There was no such activity during the fiscal year ended September 30, 2025.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Mighty Mites Fund paid $27,359 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,053 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025, the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,755, $1,615, $1,992, and $1,899, respectively.

TETON Westwood Funds

Notes to Financial Statements (Continued)

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the fiscal year ended September 30, 2025, the Mighty Mites Fund accrued $42,429 in connection with the cost of computing the Fund’s NAV.

During the fiscal year ended September 30, 2025, the Mighty Mites Fund engaged in sell transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $600 in sell transactions with a loss of $27,855.

8. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings under the line of credit.

9. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund and the Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the fiscal years ended September 30, 2025 and 2024 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		Convertible Securities Fund		Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Class AAA
Shares sold	21,232	59,557	7,915	2,341	37,286	19,064
Shares issued upon reinvestment of distributions	—	1,739,585	5,783	7,462	283,797	193,474
Shares redeemed	(805,664)	(1,427,239)	(31,601)	(39,065)	(380,090)	(440,473)
Net increase/(decrease) in Class AAA Shares	(784,432)	371,903	(17,903)	(29,262)	(59,007)	(227,935)

Class A
Shares sold	204,364	551,332	13,726	11,929	461	726
Shares issued upon reinvestment of distributions	—	1,501,019	3,212	4,701	4,897	3,363
Shares redeemed	(1,101,307)	(1,499,627)	(39,655)	(36,864)	(21,034)	(3,928)
Net increase/(decrease) in Class A Shares	(896,943)	552,724	(22,717)	(20,234)	(15,676)	161

Class C
Shares sold	33,416	31,138	5,436	2,735	10	—
Shares issued upon reinvestment of distributions	—	436,078	845	1,576	94	52
Shares redeemed	(376,335)	(720,578)	(33,135)	(46,804)	(1,291)	—
Net increase/(decrease) in Class C Shares	(342,919)	(253,362)	(26,854)	(42,493)	(1,187)	52

Class I
Shares sold	364,732	1,058,664	6,976	59,014	428	7,657
Shares issued upon reinvestment of distributions	—	3,074,080	11,896	23,670	8,197	6,156
Shares redeemed in-kind	—	(64,484)	—	—	—	—
Shares redeemed	(3,279,102)	(6,544,924)	(198,877)	(632,759)	(22,977)	(29,476)
Net decrease in Class I Shares	(2,914,370)	(2,476,664)	(180,005)	(550,075)	(14,352)	(15,663)

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Balanced Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Class AAA
Shares sold	66,369	51,252
Shares issued upon reinvestment of distributions	190,299	98,155
Shares redeemed	(515,906)	(406,499)
Net decrease in Class AAA Shares	(259,238)	(257,092)

Class A
Shares sold	5,721	51,610
Shares issued upon reinvestment of distributions	32,927	16,452
Shares redeemed	(64,196)	(118,404)
Net decrease in Class A Shares	(25,548)	(50,342)

Class C
Shares sold	—	17,090
Shares issued upon reinvestment of distributions	3,667	2,262
Shares redeemed	(38,494)	(55,305)
Net decrease in Class C Shares	(34,827)	(35,953)

Class I
Shares sold	37,380	84,157
Shares issued upon reinvestment of distributions	22,016	10,593
Shares redeemed	(85,438)	(90,719)
Net increase/(decrease) in Class I Shares	(26,042)	4,031

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2025 is set forth below:

	Market Value at September 30, 2024	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at September 30, 2025	Dividend Income	Percent Owned of Shares
Burnham Holdings Inc., Cl. A*	$2,337,500	—	$338,851	$40,400	$1,697,021	$—	$144,831	—
Trans-Lux Corp.†	1,670,151	—	—	—	(1,095,426)	574,725	—	17.03%
Total	$4,007,651			$40,400	$601,595	$574,725	$144,831

*	Security is no longer considered affiliated at September 30, 2025.
†	Non-income producing security.

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. Each Fund’s Principal Executive Officer and Principal Financial Officer act as each Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and the each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies, and executed by each Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TETON Westwood Funds and Shareholders of TETON Westwood Mighty Mites Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TETON Westwood Mighty Mites Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund (four of the funds constituting TETON Westwood Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

TETON Westwood Funds

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

TETON Westwood Funds

2025 Tax Notice to Shareholders (Unaudited)

U.S. Government Income – The percentage of the ordinary income dividend paid by the Mighty Mites Fund, the Convertible Securities Fund, and the Balanced Fund, (the “Funds”) during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 0.50%, 0.99%, and 100%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

Mighty Mites Fund – During the fiscal year ended September 30, 2025, the Fund paid distributions of long term capital gains totaling $5,488,853 (generated from the utilization of equalization). The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees.

Convertible Securities Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.3023, $0.2940, $0.1968, and $0.3354 per share for Class AAA, Class A, Class C, and Class I Shares, respectively. For the fiscal year ended September 30, 2025, 7.67% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 7.67% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 24.29% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Equity Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.0430, $0.0416, and $0.0732 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totaling $3,482,049. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2025, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 3.66% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Balanced Fund – During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.1334, $0.1334, $0.0554, and $0.1597 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $2,220,710. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2025, 67.97% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 69.99% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	MARY E. HAUCK	WERNER J. ROEDER
Attorney,	Former Senior Portfolio Manager,	Former Vice President of
Anthony S. Colavita, P.C.	Gabelli-O’Connor Fixed Income	Medical Affairs (Medical
	Mutual Fund Management	Director) of New York
	Company	Presbyterian/Lawrence Hospital

JAMES P. CONN	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Former Managing Director	Of Counsel,	Chairman,
and Chief Investment Officer,	McDonald Carano Wilson LLP	Zizza & Associates Corp.
Financial Security Assurance
Holdings Ltd.

LESLIE F. FOLEY
Attorney

Officers

JOHN C. BALL	RICHARD J. WALZ	PETER GOLDSTEIN
President, Treasurer, Principal	Chief Compliance Officer	Secretary & Vice President
Financial & Accounting Officer

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC

Transfer Agent and Disbursing Agent	Legal Counsel
SS&C Global Investor and Distribution	Paul Hastings LLP
Solutions, Inc.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ325AR

Keeley Small Cap Fund

Annual Report — September 30, 2025

To Our Shareholders,

For the year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of the Keeley Small Cap Fund (the Fund) was 13.0% compared with a total return of 10.8% for the Russell 2000 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Keeley Small Cap Fund

Banking	12.0%
Retail	8.4%
Health Care	7.0%
Semiconductors	6.8%
Computer Software and Services	6.5%
Financial Services	6.5%
Diversified Industrial	5.8%
Electronics	5.7%
Energy and Utilities	4.8%
Business Services	4.2%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Broadcasting	3.8%
Consumer Products	2.9%
U.S. Government Obligations	2.6%
Equipment and Supplies	2.5%
Machinery	2.5%
Real Estate	2.5%
Materials	2.4%
Automotive	2.1%
Communications Sevices	1.8%
Transportation	0.8%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Keeley Small Cap Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	Automotive — 2.1%
27,438	Rush Enterprises Inc., Cl. A	$962,010	$1,467,110

	Aviation: Parts and Services — 4.2%
28,162	AAR Corp.†	1,012,893	2,525,287
10,000	Standard Motor Products Inc.	339,004	408,200
		1,351,897	2,933,487
	Banking — 12.0%
8,916	Atlantic Union Bankshares Corp.	331,035	314,646
56,638	Banc of California Inc.	843,441	937,359
37,000	Columbia Banking System Inc.	1,025,514	952,380
23,937	Five Star Bancorp	605,892	770,771
7,795	Glacier Bancorp Inc.	241,279	379,383
30,344	OceanFirst Financial Corp.	577,970	533,144
46,871	Old National Bancorp	897,038	1,028,818
32,065	USCB Financial Holdings Inc.	425,278	559,534
50,038	Valley National Bancorp	549,501	530,403
45,000	Veritex Holdings Inc.	1,147,097	1,508,850
22,380	WaFd Inc.	645,552	677,890
10,000	Washington Trust Bancorp Inc.	352,895	289,000
		7,642,492	8,482,178
	Broadcasting — 3.8%
150,000	Grupo Televisa SAB, ADR	422,384	403,500
70,482	IMAX Corp.†	1,277,152	2,308,285
		1,699,536	2,711,785
	Building and Construction — 4.1%
19,742	Champion Homes Inc.†	1,342,049	1,507,697
6,736	MYR Group Inc.†	694,687	1,401,290
		2,036,736	2,908,987
	Business Services — 4.2%
30,433	ABM Industries Inc.	1,289,557	1,403,570
31,006	Heidrick & Struggles International Inc.	1,003,773	1,543,169
		2,293,330	2,946,739
	Communications Services — 1.8%
15,000	Anterix Inc.†	337,404	322,050
17,000	ATN International Inc.	321,868	254,490
65,000	Harmonic Inc.†	736,005	661,700
		1,395,277	1,238,240
	Computer Software and Services — 6.5%
34,341	N-able Inc.†	262,939	267,860
103,728	NetScout Systems Inc.†	2,238,895	2,679,294
16,121	Progress Software Corp.	751,231	708,196
Shares		Cost	Market Value
9,000	Teradata Corp.†	$252,838	$193,590
100,000	Vimeo Inc.†	409,090	775,000
		3,914,993	4,623,940
	Consumer Products — 2.9%
70,962	OPENLANE Inc.†	1,233,611	2,042,286

	Diversified Industrial — 5.8%
15,000	Albany International Corp., Cl. A	947,540	799,500
10,213	Apogee Enterprises Inc.	432,020	444,980
8,924	Enerpac Tool Group Corp.	278,297	365,884
12,000	Hexcel Corp.	755,899	752,400
6,000	ICF International Inc.	581,438	556,800
19,694	Kennametal Inc.	496,054	412,195
14,138	Worthington Enterprises Inc.	628,013	784,518
		4,119,261	4,116,277
	Electronics — 5.7%
10,151	Advanced Energy Industries Inc.	1,087,524	1,727,091
16,913	Sonos Inc.†	234,331	267,226
35,000	TTM Technologies Inc.†	619,799	2,016,000
		1,941,654	4,010,317
	Energy and Utilities — 4.8%
44,979	Magnolia Oil & Gas Corp., Cl. A	732,606	1,073,648
28,892	Oceaneering International Inc.†	375,125	715,944
68,000	Patterson-UTI Energy Inc.	373,117	352,240
15,307	Riley Exploration Permian Inc.	449,699	414,973
17,546	SandRidge Energy Inc.	202,311	197,919
30,538	Select Water Solutions Inc.	374,518	326,451
41,861	Shoals Technologies Group Inc., Cl. A†	225,200	310,190
		2,732,576	3,391,365
	Equipment and Supplies — 2.5%
33,903	Flowserve Corp.	1,289,111	1,801,605

	Financial Services — 6.5%
15,698	First Interstate BancSystem Inc., Cl. A	411,341	500,295
18,729	Heritage Financial Corp.	357,051	453,054
9,222	Horace Mann Educators Corp.	333,392	416,558
11,616	SouthState Bank Corp.	933,958	1,148,474
19,909	Stewart Information Services Corp.	986,131	1,459,728
19,597	Univest Financial Corp.	550,376	588,302
		3,572,249	4,566,411

See accompanying notes to financial statements.

3

Keeley Small Cap Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care — 7.0%
66,138	Axogen Inc.†	$579,109	$1,179,902
34,608	Dentsply Sirona Inc.	513,267	439,176
13,722	Haemonetics Corp.†	844,269	668,810
20,698	Omnicell Inc.†	703,032	630,254
81,803	Orthofix Medical Inc.†	1,106,002	1,197,596
17,590	Supernus Pharmaceuticals Inc.†	554,926	840,626
		4,300,605	4,956,364
	Machinery — 2.5%
53,796	Mueller Water Products Inc., Cl. A	881,495	1,372,874
4,887	Tennant Co.	415,228	396,140
		1,296,723	1,769,014
	Materials — 2.4%
17,800	Avient Corp.	646,479	586,510
19,418	Darling Ingredients Inc.†	633,218	599,434
8,651	Minerals Technologies Inc.	510,837	537,400
		1,790,534	1,723,344
	Real Estate — 2.5%
25,328	Alpine Income Property Trust Inc., REIT	422,319	358,898
40,525	CareTrust REIT Inc.	851,904	1,405,407
		1,274,223	1,764,305
	Retail — 8.4%
26,125	Advance Auto Parts Inc.	1,178,750	1,604,075
87,171	American Eagle Outfitters Inc.	1,215,577	1,491,496
47,101	El Pollo Loco Holdings Inc.†	448,265	456,880
59,937	Ethan Allen Interiors Inc.	1,495,997	1,765,744
8,100	Urban Outfitters Inc.†	215,422	578,583
		4,554,011	5,896,778
	Semiconductors — 6.8%
26,275	Cohu Inc.†	491,922	534,170
4,000	Entegris Inc.	312,585	369,840
14,629	FormFactor Inc.†	383,928	532,788
9,240	MKS Inc.	887,797	1,143,635
50,000	nLight Inc.†	537,650	1,481,500
25,847	Ultra Clean Holdings Inc.†	640,805	704,331
		3,254,687	4,766,264
	Transportation — 0.8%
12,000	The Greenbrier Companies Inc.	525,873	554,040

	TOTAL COMMON STOCKS	53,181,389	68,670,836
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$1,845,000	U.S. Treasury Bills, 3.925% to 4.168%††, 11/13/25 to 12/18/25	$1,835,033	$1,835,261

	TOTAL INVESTMENTS — 99.9%	$55,016,422	70,506,097

	Other Assets and Liabilities (Net) — 0.1%		50,959

	NET ASSETS — 100.0%		$70,557,056

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Keeley Small Cap Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $55,016,422)	$70,506,097
Cash	2,463
Receivable for investments sold	81,023
Receivable for Fund shares sold	46,514
Receivable from Adviser	16,040
Dividends receivable	50,909
Prepaid expenses	63,670
Total Assets	70,766,716
Liabilities:
Payable for Fund shares redeemed	83,186
Payable for investment advisory fees	57,937
Payable for accounting fees	7,500
Payable for distribution fees	4,222
Payable for legal and audit fees	40,579
Other accrued expenses	16,236
Total Liabilities	209,660
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,846,107 shares outstanding)	$70,557,056

Net Assets Consist of:
Paid-in capital	$50,155,180
Total distributable earnings	20,401,876
Net Assets	$70,557,056

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,372,123 ÷ 387,086 shares outstanding)	$24.21
Class A:
Net Asset Value and redemption price per share ($7,071,401 ÷ 312,189 shares outstanding)	$22.65
Maximum offering price per share (NAV ÷ 0.9600, based on maximum sales charge of 4.00% of the offering price)	$23.59
Class C:
Net Asset Value and offering price per share ($977,862 ÷ 53,658 shares outstanding)	$18.22	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($53,135,670 ÷ 2,093,174 shares outstanding)	$25.39

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends	$1,081,228
Interest	86,559
Total Investment Income	1,167,787
Expenses:
Investment advisory fees	666,465
Distribution fees - Class AAA	22,103
Distribution fees - Class A	20,972
Distribution fees - Class C	13,588
Shareholder communications expenses	51,903
Legal and audit fees	45,992
Registration expenses	45,790
Accounting fees	45,000
Trustees’ fees	23,891
Custodian fees	21,928
Shareholder services fees	12,201
Interest expense	2,324
ReFlow service fees	2,024
Miscellaneous expenses	22,326
Total Expenses	996,507
Less:
Expense reimbursements (See Note 3)	(268,516)
Expenses paid indirectly by broker (See Note 7)	(2,452)
Custodian fee credits	(88)
Total Reimbursements, Reductions, and Credits	(271,056)
Net Expenses	725,451
Net Investment Income	442,336

Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency:
Net realized gain on investments	9,847,828
Net realized gain on in-kind transactions	983,611
Net realized loss on foreign currency transactions	(16)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	10,831,423
Net change in unrealized appreciation/depreciation:
on investments	(4,036,814)
on foreign currency translations	3
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,036,811)
Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency	6,794,612
Net Increase in Net Assets Resulting from Operations	$7,236,948

See accompanying notes to financial statements.

5

Keeley Small Cap Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$442,336	$515,382
Net realized gain on investments, redemptions in-kind, and foreign currency transactions	10,831,423	8,588,474
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,036,811)	4,826,090
Net Increase in Net Assets Resulting from Operations	7,236,948	13,929,946

Distributions to Shareholders:
Accumulated earnings
Class AAA	(2,078,774)	(231,052)
Class A	(2,219,079)	(215,981)
Class C	(395,477)	(58,382)
Class I	(9,010,511)	(1,603,399)
Total Distributions to Shareholders	(13,703,841)	(2,108,814)

Capital Share Transactions:
Class AAA	1,212,543	98,357
Class A	(1,291,753)	1,137,828
Class C	(555,497)	(899,614)
Class I	6,951,985	(9,529,539)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	6,317,278	(9,192,968)

Redemption Fees	—	121

Net Increase/(Decrease) in Net Assets	(149,615)	2,628,285

Net Assets:
Beginning of year	70,706,671	68,078,386
End of year	$70,557,056	$70,706,671

See accompanying notes to financial statements.

6

Keeley Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$27.11	$0.11	$3.21	$3.32	$(0.18)		$(6.04)	$(6.22)		$—	$24.21	12.98%	$9,372	0.48%	1.66%	1.25	%(d)	47%
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57	1.58	1.25	(d)	21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63	1.60	1.25		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23	1.64	1.25	(d)	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.64	1.25	(d)	21
Class A
2025	$25.39	$0.10	$3.01	$3.11	$(0.19)		$(5.66)	$(5.85)		$—	$22.65	12.96%	$7,071	0.47%	1.66%	1.25	%(d)	47%
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57	1.58	1.25	(d)	21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63	1.60	1.25		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25	1.65	1.25	(d)	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.65	1.27	(d)	21
Class C
2025	$20.42	$(0.05)	$2.40	$2.35	$(0.01)		$(4.54)	$(4.55)		$—	$18.22	12.10%	$978	(0.29)%	2.41%	2.00	%(d)	47%
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)	2.33	2.00	(d)	21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)	2.35	2.00		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)	2.39	2.00	(d)	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.39	2.00	(d)	21
Class I
2025	$28.42	$0.18	$3.38	$3.56	$(0.25)		$(6.34)	$(6.59)		$—	$25.39	13.29%	$53,136	0.76%	1.41%	1.00	%(d)	47%
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81	1.33	1.00	(d)	21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88	1.35	1.00		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49	1.39	1.00	(d)	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.39	1.00	(d)	21

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025, 2024, 2022, and 2021, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

7

Keeley Small Cap Fund

Notes to Financial Statements

1. Organization. The Keeley Small Cap Fund (the Fund), formerly TETON Westwood SmallCap Equity Fund, a series of the TETON Westwood Funds (the Trust), was organized as a Massachusetts business trust on June 12, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

On May 1, 2025, Keeley-Teton Advisors, LLC (Keeley Teton) announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction). The Transaction did not constitute an “assignment” of the investment advisory agreement for purposes of the Investment Company Act of 1940, and therefore, a shareholder vote was not required.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

8

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$68,670,836	—	$68,670,836
U.S. Government Obligations	—	$1,835,261	1,835,261
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$68,670,836	$1,835,261	$70,506,097

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

9

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

10

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the redemptions in-kind. These reclassifications have no impact on the NAV of the Fund. For the fiscal period ended September 30, 2025, reclassifications were made to increase paid-in capital by $983,611, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$466,558	$618,736
Net long term capital gains	13,237,283	1,490,078
Total distributions paid	$13,703,841	$2,108,814

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

11

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$333,365
Undistributed long term capital gains	4,645,816
Net unrealized appreciation on investments and foreign currency translations	15,422,695
Total	$20,401,876

At September 30, 2025, the temporary difference between book basis and tax basis net unrealized appreciation/(depreciation) on investments was due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$55,083,402	$16,851,909	$(1,429,214)	$15,422,695

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund in the event annual expenses exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until February 28, 2026. For the year ended September 30, 2025, the Adviser reimbursed expenses in the amount of $268,516.

12

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

In addition, the Fund is obliged to repay the Adviser for a period of two fiscal years, following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the expense limitation based on average net assets for Class AAA Shares 1.25%, Class A Shares 1.25%, Class C Shares 2.00%, and for Class I Shares 1.00%. As of September 30, 2025, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

For the year ended September 30, 2024, expiring September 30, 2026	$232,117
For the year ended September 30, 2025, expiring September 30, 2027	268,516
$500,633

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $30,837,464 and $38,873,879, respectively.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2025, the Fund realized net gain of $983,611 on $1,430,514 of redemptions-in-kind, including cash of $82,414.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $1,119 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $362 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,452.

The Corporation pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are trustees or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the fiscal year ended September 30, 2025, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

8. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from

13

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings outstanding under the line of credit.

9. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	September 30, 2025		September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,040	$512,799	19,478	$475,147
Shares issued upon reinvestment of distributions	87,933	2,062,919	10,335	229,238
Shares redeemed	(61,603)	(1,363,175)	(23,778)	(606,028)
Net increase	49,370	$1,212,543	6,035	$98,357
Class A
Shares sold	25,946	$547,814	63,862	$1,480,216
Shares issued upon reinvestment of distributions	100,864	2,212,947	10,368	215,351
Shares redeemed	(195,559)	(4,052,514)	(25,196)	(557,739)
Net increase/(decrease)	(68,749)	$(1,291,753)	49,034	$1,137,828
Class C
Shares sold	1,250	$21,735	11,871	$215,454
Shares issued upon reinvestment of distributions	22,255	395,477	3,473	58,382
Shares redeemed	(58,929)	(972,709)	(62,026)	(1,173,450)
Net decrease	(35,424)	$(555,497)	(46,682)	$(899,614)
Class I
Shares sold	1,322,568	$31,142,618	485,008	$12,466,099
Shares issued upon reinvestment of distributions	367,105	9,008,751	69,103	1,603,193
Shares redeemed in-kind	(62,250)	(1,430,514)	—	—
Shares redeemed	(1,295,701)	(31,768,870)	(917,068)	(23,598,831)
Net increase/(decrease)	331,722	$6,951,985	(362,957)	$(9,529,539)

14

Keeley Small Cap Fund

Notes to Financial Statements (Continued)

ReFlow Fund LLC. The Fund may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the fiscal year ended September 30, 2025, the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
62,250	$82,414	$1,348,100	$2,024

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Keeley Small Cap Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TETON Westwood Funds and Shareholders of Keeley Small Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Keeley Small Cap Fund (one of the funds constituting TETON Westwood Funds, hereafter collectively referred to as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

16

KEELEY Small Cap Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Keeley Small Cap Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.1784, $0.1856, $0.0110, and $0.2450 for each of Class AAA, Class A, Class C, and Class I, respectively, and long term capital gains totaling $13,237,283, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 7.32% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 7.32%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Keeley Small Cap Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 2.6%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director
and Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Leslie F. Foley
Attorney

Nicholas F. Galluccio*
Co-Chairman,
Teton Advisors, LLC

Mary E. Hauck
Former Senior Portfolio
Manager,Gabelli-O'Connor Fixed
Income Mutual Fund
Management Company

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Werner J. Roeder
Former Vice President of
Medical Affairs (Medical
Director) of New York
Presbyterian/Lawrence Hospital

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

*Interested Trustee

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Richard J. Walz
Chief Compliance Officer

Peter Goldstein
Secretary & Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

BNY Mellon Investment Servicing
(US) Inc.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

GAB464Q325AR

GABELLI
FUNDS

KEELEY SMALL CAP FUND

Annual Report
September 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)(e)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(f)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2025	$16.06	$0.03	$1.50	$1.53	$—	$—	$—	$—	$17.59	9.53%	$62,698	0.18%	1.49%	1.53%	2%
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02	1.50	1.54	2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23	1.48	1.51	2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50	1.41	1.43	3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
Class A
2025	$15.08	$0.03	$1.41	$1.44	$—	$—	$—	$—	$16.52	9.55%	$54,656	0.18%	1.49%	1.53%	2%
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02	1.50	1.54	2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24	1.48	1.51	2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48	1.41	1.43	3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
Class C
2025	$12.04	$(0.07)	$1.12	$1.05	$—	$—	$—	$—	$13.09	8.72%	$7,169	(0.58)%	2.24%	2.28%	2%
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)	2.25	2.29	2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)	2.23	2.26	2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)	2.16	2.18	3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
Class I
2025	$16.65	$0.07	$1.57	$1.64	$—	$—	$—	$—	$18.29	9.85%	$77,499	0.42%	1.24%	1.28%	2%
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25	1.25	1.29	2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48	1.23	1.26	2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74	1.16	1.18	3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.45% (Class AAA and Class A), 2.20% (Class C), and 1.20% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.
(f)	Before advisory fee reduction on unsupervised assets totalling 0.04%, 0.04%, 0.04%, 0.03%, and 0.02% of net assets for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)(d)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2025	$12.29	$0.24	$2.75	$2.99	$(0.30)	$—	$(0.30)	$0.00	$14.98	24.68%	$3,734	1.79%	1.16%	2.16%	63%
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42	1.15	2.08	71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98	1.16	1.82	36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16	1.15	1.62	39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
Class A
2025	$12.80	$0.24	$2.88	$3.12	$(0.29)	$—	$(0.29)	$0.00	$15.63	24.72%	$2,307	1.79%	1.16%	2.16%	63%
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42	1.15	2.08	71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95	1.16	1.82	36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16	1.15	1.62	39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
Class C
2025	$13.83	$0.15	$3.10	$3.25	$(0.20)	$—	$(0.20)	$0.00	$16.88	23.69%	$869	1.04%	1.91%	2.91%	63%
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69	1.90	2.83	71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16	1.91	2.57	36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)	1.90	2.37	39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
Class I
2025	$12.33	$0.27	$2.78	$3.05	$(0.34)	$—	$(0.34)	$0.00	$15.04	25.07%	$6,382	2.04%	0.91%	1.91%	63%
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69	0.90	1.83	71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14	0.91	1.57	36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39	0.90	1.37	39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2025 and 2023, if credits had not been received, the ratios of operating expenses to average net assets would have been 1.18% and 1.17% (Class AAA and Class A), 1.93% and 1.92% (Class C), and 0.93% and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, and 2021, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15% (Class AAA and Class A), 1.90% (Class C), and 0.90% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)		Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Equity Fund
Class AAA
2025	$12.13	$0.02	$0.34	$0.36	$(0.04)		$(0.92)	$(0.96)	$11.53	2.87%	$40,783		0.14%		1.68	%(c)	1.68%	75%
2024	10.55	0.05	2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652		0.48		1.59	(c)	1.60	35
2023	10.28	0.05	1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346		0.51		1.64		1.64	44
2022	13.37	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.28	(8.75)	41,068		0.30		1.64		1.64	50
2021	11.02	0.00 (d)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468		(0.00	)(e)	1.64		1.64	66
Class A
2025	$12.13	$0.02	$0.33	$0.35	$(0.04)		$(0.92)	$(0.96)	$11.52	2.77%	$574		0.14%		1.68	%(c)	1.68%	75%
2024	10.54	0.05	2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794		0.49		1.59	(c)	1.60	35
2023	10.27	0.06	1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688		0.51		1.64		1.64	44
2022	13.36	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.27	(8.76)	788		0.29		1.64		1.64	50
2021	10.99	0.00 (d)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933		(0.03)		1.67		1.67	66
Class C
2025	$10.83	$(0.06)	$0.32	$0.26	$—		$(0.82)	$(0.82)	$10.27	2.25%	$0	(f)	(0.57)%		2.43%		2.43%	75%
2024	9.41	(0.03)	1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13		(0.27)		2.34	(c)	2.35	35
2023	9.21	(0.03)	0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11		(0.28)		2.39		2.39	44
2022	12.27	(0.05)	(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25		(0.48)		2.39		2.39	50
2021	10.18	(0.11)	2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37		(1.00)		2.39		2.39	66
Class I
2025	$12.08	$0.04	$0.34	$0.38	$(0.07)		$(0.92)	$(0.99)	$11.47	3.03%	$957		0.40%		1.43	%(c)	1.43%	75%
2024	10.50	0.08	2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181		0.74		1.34	(c)	1.35	35
2023	10.23	0.08	1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192		0.74		1.39		1.39	44
2022	13.32	0.07	(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907		0.56		1.39		1.39	50
2021	10.98	0.03	2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004		0.25		1.39		1.39	66

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.
(d)	Amount represents less than $0.005 per share.
(e)	Amount represents less than (0.005)%.
(f)	Actual net assets for Class C are $102.79 for the fiscal year ended September 30, 2025.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Balanced Fund
Class AAA
2025	$10.85	$0.13	$0.41	$0.54	$(0.13)	$(0.64)	$(0.77)	$10.62	5.21%	$26,286	1.26%	1.43	%(c)	1.44%	77%
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26	1.39	(c)	1.39	36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18	1.46		1.46	39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68	1.41		1.41	46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41		1.41	65
Class A
2025	$10.95	$0.13	$0.41	$0.54	$(0.13)	$(0.64)	$(0.77)	$10.72	5.21%	$4,662	1.26%	1.43	%(c)	1.44%	77%
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26	1.39	(c)	1.39	36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18	1.46		1.46	39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66	1.41		1.41	46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43		1.43	65
Class C
2025	$11.11	$0.05	$0.43	$0.48	$(0.06)	$(0.65)	$(0.71)	$10.88	4.45%	$236	0.50%	2.18	%(c)	2.19%	77%
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51	2.14	(c)	2.14	36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45	2.21		2.21	39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)	2.16		2.16	46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16		2.16	65
Class I
2025	$10.82	$0.16	$0.42	$0.58	$(0.16)	$(0.64)	$(0.80)	$10.60	5.57%	$2,854	1.51%	1.18	%(c)	1.19%	77%
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52	1.14	(c)	1.14	36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43	1.21		1.21	39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93	1.16		1.16	46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16		1.16	65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Keeley Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$27.11	$0.11	$3.21	$3.32	$(0.18)		$(6.04)	$(6.22)		$—	$24.21	12.98%	$9,372	0.48%	1.66%	1.25	%(d)	47%
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57	1.58	1.25	(d)	21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63	1.60	1.25		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23	1.64	1.25	(d)	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.64	1.25	(d)	21
Class A
2025	$25.39	$0.10	$3.01	$3.11	$(0.19)		$(5.66)	$(5.85)		$—	$22.65	12.96%	$7,071	0.47%	1.66%	1.25	%(d)	47%
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57	1.58	1.25	(d)	21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63	1.60	1.25		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25	1.65	1.25	(d)	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.65	1.27	(d)	21
Class C
2025	$20.42	$(0.05)	$2.40	$2.35	$(0.01)		$(4.54)	$(4.55)		$—	$18.22	12.10%	$978	(0.29)%	2.41%	2.00	%(d)	47%
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)	2.33	2.00	(d)	21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)	2.35	2.00		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)	2.39	2.00	(d)	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.39	2.00	(d)	21
Class I
2025	$28.42	$0.18	$3.38	$3.56	$(0.25)		$(6.34)	$(6.59)		$—	$25.39	13.29%	$53,136	0.76%	1.41%	1.00	%(d)	47%
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81	1.33	1.00	(d)	21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88	1.35	1.00		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49	1.39	1.00	(d)	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.39	1.00	(d)	21

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025, 2024, 2022, and 2021, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,500
James P. Conn	$10,500
Leslie F. Foley	$8,500
Mary E. Hauck	$8,500
Michael J. Melarkey	$8,500
Werner J. Roeder	$10,500
Salvatore J. Zizza	$11,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Directors (the Board) of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment management agreement and are not interested persons of the Corporation, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 20, 2025, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent, and quality of services provided by the Advisers and the Sub-Advisers.

The Board reviewed in detail the nature and extent of the services provided by the Advisers and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Advisers also provided, at their expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Advisers provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Advisers paid for all compensation of officers and Board Members of the Trust who are affiliated with the Advisers and that the Advisers further provided services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Advisers and Sub-Advisers and in consultation with Fund Counsel. The Board noted that Gabelli Funds had, at its expense, engaged BNY to assist it in performing certain administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisers, either directly or through BNY, and by the Sub-Advisers, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and, based on their experience and interaction with the Advisers and Sub-Advisers, concluded that (i) the Advisers and Sub-Advisers were able to retain quality personnel; (ii) the Advisers, Sub-Advisers and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreements and Sub-Advisory Agreements; (iii) the Advisers and Sub-Advisers were responsive to requests of the Board; (iv) the scope and depth of the Advisers’ and Sub-Advisers’ resources were adequate; and (v) the Advisers and Sub-Advisers had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on each Adviser’s reputation and long standing relationship with the Funds. The Board also believed that the Advisers had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2)	The performance of the Funds, the Advisers, and the Sub-Advisers.

The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with the Broadridge peer group of other SEC registered funds, and against each Fund’s broad-based securities market benchmarks as reflected in each Fund’s prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Broadridge over the short, intermediate, and long term. The Board considered each Fund’s one-, three-, five-, and ten-year (where applicable) average annual total return for the periods ended June 30, 2025, but placed greatest emphasis on the Funds’ longer term performance. The peer groups considered by the Board were developed by Broadridge and were comprised of funds within the same Broadridge peer group categories (each, a “Broadridge Performance Peer Group,” and collectively, the “Broadridge Performance Peer Groups”). Each Fund’s performance against its respective Broadridge Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Advisers were obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance against their Broadridge Performance Peer Groups, the Board noted that: (i) the Equity Fund’s performance was below the median for the one-, three-, five-, and ten-year periods; (ii) the Balanced Fund’s performance was below the median for the one-, three-, five-year, and ten-year periods; (iii) the Small Cap Fund’s performance was above the median for the one-, five-, and ten-year periods and below the median for the three-year period; (iv) the Mighty Mites Fund’s performance was above the median for the one-year period and below the median for the three-, five-, and ten-year periods; and (v) the Convertible Securities Fund’s performance was above the median for the one-year period and below the median for the three-, five-, and ten-year periods. The Board concluded that the Funds’ performance was reasonable in comparison with that of the Broadridge Performance Peer Groups.

In connection with its assessment of the performance of the Advisers and the Sub-Advisers, the Board considered the Advisers’ and Sub-Advisers’ financial condition and whether they had the resources necessary to continue to carry out their responsibilities under the Advisory Agreements and Sub-Advisory Agreements, as applicable. The Board concluded that the Advisers and Sub-Advisers had the financial resources necessary to continue to perform their obligations under the Advisory Agreements and Sub-Advisory Agreements and to continue to provide the high-quality services that they have provided to the Funds to date.

3)	The cost of the advisory services and the profits to the Advisers and Sub-Advisers and their affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory and sub-advisory services and the profits to the Advisers, Sub-Advisers and their affiliates from their relationships with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Broadridge expense peer groups (each, a “Broadridge Expense Peer Group,” and collectively, the “Broadridge Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Broadridge Expense Peer Group. The Board considered this information as useful in assessing whether the Advisers and Sub-Advisers were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Small Cap Fund and the Convertible Securities Fund operated pursuant to expense limitation agreements wherein the investment adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Funds’ prospectus. The Board noted that the contractual and actual advisory fees and total expenses (including 12b-1/non-12b-1 fees) for the Equity Fund, Balanced Fund, and Mighty Mites Fund were higher than the median when compared with those of their Broadridge Expense Peer Groups. In addition, the Board noted that the Convertible Securities Fund and the Small Cap Fund had contractual advisory fees above the median and actual advisory fees below the median when compared with their Broadridge Expense Peer Groups. Finally, the Board noted that, although the Convertible Securities Fund and the Small Cap Fund had agreements in place to limit expenses, the total expense ratios (including 12b-1/non-12b-1 fees) for the Convertible Securities Fund and Small Cap Fund were above the median when compared with their Broadridge Expense Peer Groups.

The Board also reviewed the fees charged by the Advisers and Sub-Advisers to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Advisers or Sub-Advisers were higher and in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Advisers and Sub-Advisers to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Advisers of the estimated profitability to the Advisers of their relationship with the Funds and reviewed with the Advisers its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma income statements of the Advisers for the year ended December 31, 2024. The Board considered one analysis for the Advisers as a whole, and a second analysis for the Advisers with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on each Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Advisers under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Advisers’ costs would increase if asset levels rise. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Advisers and Sub-Advisers from their management of the Funds. The Board considered that the Advisers and Sub-Advisers do use soft dollars in connection with their management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee and, if applicable, sub-advisory fee, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement and, with respect to the Equity Fund, Balanced Fund, Mighty Mites Fund, and Convertible Securities Fund, the Sub-Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.